[PHOTO]

Nationwide Large Cap Growth Fund

Nationwide Large Cap Value Fund

Nationwide Small Cap Fund

NATIONWIDE Family of Funds Semi-Annual Report 2001

[PHOTO]


[LOGO]Nationwide(R)
   Family of Funds

[PHOTO - SEMIANNUAL MESSAGE TO SHAREHOLDERS
         April 30, 2001
         Paul J. Hondros
         President, Chief Executive Officer
         Villanova Capital]

     The intense market volatility that began in 2000 continued into the first months of 2001, due in large part to negative earnings expectations. These earnings disappointments were reflected in the performance of major market benchmarks. During the six-month period ended April 30, 2001, the S&P 500 Index dropped 12.07%, while the Nasdaq was down 37.11%.

     In response to the negative market conditions, the Federal Reserve stimulated the economy by easing interest rates four times between January and April 2001 (a fifth rate reduction occurred in May). While the Fed's actions ultimately gave the markets a lift--the S&P 500 was up 7.77% in April--earnings reports will have to improve before investors can consider the economy and the markets truly on the road to recovery.

     The markets' continued volatility has served to remind investors of the advantages of maintaining a diversified portfolio of stocks (growth, value, international) and bonds. By focusing on their investment goals, risk comfort, and time horizon, investors can create an appropriate mix of asset classes and styles, giving them the potential to reduce overall risk, which can lead to more consistent returns.

GLOBAL INVESTMENT RESOURCES
     As a provider of asset management services, we recognize the importance of offering a broad selection of funds that allow investors to fully diversify across a variety of styles and risk mandates. Over the past six months, we have expanded our investment resources and capabilities. We believe these steps position us better to help our clients preserve and grow their investments.

- In 2001, we announced a significant expansion in our investment resources with THE COMBINATION OF THE VILLANOVA CAPITAL AND GARTMORE INVESTMENT MANAGEMENT PLC INVESTMENT TEAMS under the leadership of A SINGLE GLOBAL CHIEF INVESTMENT OFFICER, PETER CHAMBERS. (Gartmore, our London-based affiliate, was acquired by Nationwide Mutual in May 2000.)
- GARTMORE'S U.S. EQUITY TEAM, formerly based in London, HAS JOINED OUR U.S. INVESTMENT TEAM AT OUR SUBURBAN PHILADELPHIA HEADQUARTERS.
- We have also added a number of talented individuals--including PAUL CLUSKEY, a highly regarded health care portfolio manager, and SEVERAL EXPERIENCED ANALYSTS--to our portfolio management team.

   This expansion of our investment resources offers significant advantages to our clients:

- ACCESS TO GLOBAL INVESTMENT RESOURCES. As many as 170 investment professionals in the U.S., the U.K., and Asia working to find the "BEST GLOBAL INVESTMENT IDEAS."
- SHARED INVESTMENT PROCESS. Our investment teams work with a shared goal: TO IDENTIFY UNEXPECTED GROWTH OPPORTUNITIES around the world.
- WORLDWIDE TRADING SYSTEM. Our trading desks, situated around the globe, are well-positioned to seek THE BEST AND MOST TIMELY PRICES IN LOCAL TIME ZONES AND IN LOCAL MARKETS.

     With an integrated, expanded investment team, we can now leverage the global expertise of our two organizations to seek superior results for our shareholders.

BROADER INVESTMENT SELECTION FOR U.S. INVESTORS
     Another important aspect of our partnership with Gartmore has been the joint development of innovative, new products for U.S. investors. In 2000, we introduced several growth equity funds that are subadvised by Gartmore Global Partners, Gartmore's U.S. subsidiary. We plan to continue that strategy in the second half of 2001 with the introduction of several new international, sector, concentrated and other specialty portfolios.

     One specialty area of interest is health care. To head up our efforts in that sector, we hired Paul Cluskey, who had previously been co-lead manager for the Nicholas-Applegate Global Health Care Fund. We believe that health care, medical technology, and biotechnology are critical industries that will continue to present significant investment opportunities for investors in the new millennium.

OUR FUNDS IN REVIEW
   Despite recent turbulent markets, one of our Nationwide equity funds handily outpaced its benchmark for the six-month period ended April 30, 2001. The NATIONWIDE LARGE CAP VALUE FUND (formerly the Prestige Large Cap Value Fund) ended the period ahead of its benchmark, the Russell 1000 Index, by more than 6 percentage points.*

LOOKING AHEAD
     We expect the next few years will offer investors a more challenging investment environment than we saw in the latter part of the 1990s. To prepare for these challenges--and the opportunities that accompany them--we will continue to invest in the people and processes that we believe will deliver global expertise, diversification, and performance to our fund shareholders.

     Whatever the markets hold for us, we remain steadfast in our goal: to provide our fund shareholders with competitive returns on a risk-adjusted basis across a broad range of investment solutions.

     We look forward to continuing to work with our shareholders to help them achieve their investment goals.


/s/Paul J. Hondros

Paul J. Hondros


--------------------------------------------------------------------------------
* Performance does not reflect sales charge and assumes reinvestment of dividends. For more complete information, including net performance and specific risks associated with the fund, please refer to pages 4-11.

Contents   1  Message to Shareholders

           2  Fund Highlights

           4  Nationwide Large Cap Growth Fund

           8  Nationwide Large Cap Value Fund

          11  Nationwide Small Cap Fund

          16  Statements of Assets and Liabilities

          17  Statements of Operations

          18  Statements of Changes in Net Assets

          19  Financial Highlights

          22  Notes to Financial Statements

          27  Shareholder Meeting

NATIONWIDE(R) MUTUAL FUNDS FUND HIGHLIGHTS

NATIONWIDE LARGE CAP GROWTH FUND
(Formerly the Prestige Large Cap Growth Fund)

INVESTMENT STRATEGY

   The Fund seeks long-term capital appreciation through a diversified portfolio of equity securities of large-capitalization U.S. companies that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary consideration in choosing securities.

PORTFOLIO MANAGERS
Robert C. Jones, CFA; Victor H. Pinter; and Melissa Brown, from Goldman Sachs Asset Management, subadviser to the Fund.


TOP TEN HOLDINGS*
(Composite Subject to Change)

AS OF APRIL 30, 2001                         % OF NET ASSETS
================================================================================
General Electric Co.                               8.31%
Capital Goods
--------------------------------------------------------------------------------
Microsoft Corp.                                    5.41%
Computer Software & Services
--------------------------------------------------------------------------------
Pfizer, Inc.                                       5.32%
Drugs
--------------------------------------------------------------------------------
Intel Corp.                                        4.03%
Computer Equipment
--------------------------------------------------------------------------------
AOL Time Warner, Inc.                              3.76%
Multi-Media
--------------------------------------------------------------------------------
International Business Machines Corp.              3.42%
Computer Equipment
--------------------------------------------------------------------------------
Home Depot, Inc.                                   2.09%
Retail
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                              1.93%
Retail
--------------------------------------------------------------------------------
Cisco Systems, Inc.                                1.92%
Computer Software & Services
--------------------------------------------------------------------------------
EMC Corp.                                          1.80%
Computer Equipment
--------------------------------------------------------------------------------

NATIONWIDE LARGE CAP VALUE FUND
(Formerly the Prestige Large Cap Value Fund)

INVESTMENT STRATEGY

     The Fund seeks to maximize total return, consisting of both capital appreciation and current income. The Fund invests primarily in U.S. equity securities that the portfolio managers believe are currently undervalued.

PORTFOLIO MANAGERS
Peter J. Cahill; Jeffrey C. Petherick; and Mary C. Champagne, from NorthPointe Capital LLC, subadviser to the Fund.**

** NorthPointe Capital replaced Brinson Partners as subadviser on March 1, 2001.

TOP TEN HOLDINGS*
(Composite Subject to Change)

AS OF APRIL 30, 2001                         % OF NET ASSETS
================================================================================
Exxon Mobil Corp.                                  4.38%
Oil & Gas
--------------------------------------------------------------------------------
Citigroup, Inc.                                    4.03%
Financial / Miscellaneous
--------------------------------------------------------------------------------
SBC Communications, Inc.                           2.68%
Telecommunications
--------------------------------------------------------------------------------
American International Group, Inc.                 2.26%
Insurance
--------------------------------------------------------------------------------
Philip Morris Cos., Inc.                           2.25%
Tobacco
--------------------------------------------------------------------------------
Johnson & Johnson Co.                              2.09%
Healthcare
--------------------------------------------------------------------------------
Bank of America Corp.                              2.07%
Banks
--------------------------------------------------------------------------------
Verizon Communications, Inc.                       1.94%
Telecommunications
--------------------------------------------------------------------------------
International Business Machines Corp.              1.85%
Computer Hardware
--------------------------------------------------------------------------------
Wells Fargo Co.                                    1.73%
BanksInvestment Strategy
--------------------------------------------------------------------------------

* Excludes short-term investments, cash, and cash equivalents.

2 NATIONWIDE

NATIONWIDE(R) MUTUAL FUNDS FUND HIGHLIGHTS  [PHOTO]

NATIONWIDE SMALL CAP FUND
(Formerly the Prestige Small Cap Growth Fund)

INVESTMENT STRATEGY

     The Fund seeks long-term capital appreciation. Under normal circumstances, the Fund invests primarily in equity securities issued by companies that have small market capitalizations.

PORTFOLIO MANAGERS
A team including Robert Slotpole and Donna Murphy of INVESCO, Inc., subadviser to the Fund.


TOP TEN HOLDINGS*
(Composite Subject to Change)

AS OF APRIL 30, 2001                         % OF NET ASSETS
================================================================================
Americredit Corp.                                  1.11%
Financial / Miscellaneous
--------------------------------------------------------------------------------
Pulte Corp.                                        1.11%
Construction & Building Materials
--------------------------------------------------------------------------------
Equitable Resources, Inc.                          1.03%
Oil & Gas
--------------------------------------------------------------------------------
Essex Property Trust, Inc                          0.93%
Real Estate
--------------------------------------------------------------------------------
People's Energy Corp.                              0.93%
Oil & Gas
--------------------------------------------------------------------------------
Health Net, Inc.                                   0.92%
Healthcare
--------------------------------------------------------------------------------
Media General, Inc.                                0.91%
Entertainment
--------------------------------------------------------------------------------
Washington Federal, Inc.                           0.90%
Financial / Banks
--------------------------------------------------------------------------------
East West Bancorp, Inc.                            0.85%
Financial / Banks
--------------------------------------------------------------------------------
Stewart & Stevenson Services, Inc.                 0.83%
Machinery
--------------------------------------------------------------------------------

*Excludes short-term investments, cash, and cash equivalents.

                                                                    NATIONWIDE 3

NATIONWIDE(R) MUTUAL FUNDS
--------------------------------------------------------------------------------

NATIONWIDE LARGE CAP GROWTH FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

HOW DID YOUR FUND PERFORM AGAINST THE BENCHMARK?
     For the six-month period ended April 30, 2001, the Nationwide Large Cap Growth Fund (formerly the Prestige Large Cap Growth Fund) returned -27.02%(a) versus -26.43% for the Russell 1000 Growth Index, its benchmark.

WHAT FACTORS CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?
     When managing the Fund, we seek to remain size and sector neutral. Our quantitative process seeks out stocks with good momentum that also appear to be good values. We prefer stocks favored by fundamental research analysts, and companies with strong profit margins and sustainable earnings. Over the long term, these factors have led to excess returns, although they typically work well at different times and under different market environments. Momentum was the most volatile factor during the period, contributing to underperformance at the end of 2000 and the beginning of 2001 as the market experienced sharp directional shifts, but recovered significantly in March and April 2001. Profitability was a strong positive factor from January through April. Fundamental research was disappointing overall, while returns to the value theme were weaker among growth stocks than in the rest of our CORES(SM) (Goldman
Sachs proprietary investment strategy) universe.

WHAT WERE THE MAJOR CONTRIBUTORS TO YOUR PORTFOLIO'S PERFORMANCE?+
     Stock selection during the six-month period ended April 30, 2001 was positive in all but three sectors--technology, consumer services, and transportation. The Fund's holdings in telecommunications and health care outperformed their benchmark counterparts significantly. However, the Fund's technology stocks, with a weighting of over 45%, underperformed the Index's tech stocks, negatively impacting relative performance.

     In individual stocks, underweightings in Lucent Technologies Co., Applied Materials Inc., and Cisco Systems Inc. were the biggest sources of positive relative returns, while overweightings in PMC-Sierra Inc., Corning Inc., and Applied Micro Circuits Corp. detracted most from relative performance.

WHAT IS YOUR VIEW OF THE MARKET--AND YOUR FUND'S POSITION--GOING FORWARD?
     Looking ahead, we continue to believe that cheaper stocks should outpace more expensive ones and good momentum stocks should do better than poor momentum stocks. We also expect companies that are favored by fundamental research analysts, and have strong profit margins and sustainable earnings, will outperform their peers. Therefore, we anticipate remaining fully invested and expect that the value we add over time will be due to stock selection, rather than sector or size allocations.

GOLDMAN SACHS ASSET MANAGEMENT-SUBADVISER

(a) PERFORMANCE OF CLASS A SHARES WITHOUT SALES CHARGE AND ASSUMING ALL DISTRIBUTIONS ARE REINVESTED.

PORTFOLIO MARKET VALUE $49,598,004

APRIL 30, 2001

PORTFOLIO COMPOSITION AS A PERCENTAGE OF TOTAL INVESTMENTS+
+(Subject to Change)

Repurchase Agreement 1.5%

Common Stock 98.5%

AVERAGE ANNUAL (COMPOUND) TOTAL RETURN
(For Period Ended April 30, 2001)

            CLASS A                    CLASS B
YEARS       W/O SC**       W/SC(1)      W/O SC**      W/SC(2)
-------------------------------------------------------------------------
   1        -32.38%      -36.28%       -33.25%      -36.45%
-------------------------------------------------------------------------
 Life(5)      2.49%        0.08%         1.62%        0.45%
-------------------------------------------------------------------------

                                                Institutional
              Class C*                            Service
Years         w/o SC**           w/SC(3)          Class(4)
-------------------------------------------------------------------------
   1           -33.11%          -34.44%           -32.12%
-------------------------------------------------------------------------
 Life(5)         1.70%            1.29%             2.73%
-------------------------------------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.
     * These returns include performance of the Fund that was achieved prior to the creation of the Class C shares (March 1, 2001) which is the same as the performance shown for Class B shares. The returns have been restated for sales charges but not for fees applicable to Class C shares. Had Class C shares been in existence for the time periods presented, the performance of Class C shares would have been similar as a result of similar expenses.
     **   These returns do not reflect the effects of a sales charge (SC).
     (1)  A 5.75% front-end sales charge was deducted.
     (2) A 5.00% contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.
     (3) A 1.00% front-end sales charge was deducted. A CDSC of 1.00% was also deducted from the one year return because it is charged when you sell Class C shares within the first year after purchase.
     (4) Institutional Service Class Shares are not subject to any sales charges.
     (5)  Fund commenced operations on 11/02/98.
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results.

4 NATIONWIDE

STATEMENT OF INVESTMENTS NATIONWIDE LARGE CAP GROWTH FUND [PHOTO]
--------------------------------------------------------------------------------
(UNAUDITED)                                          APRIL 30, 2001

SHARES        SECURITY                            VALUE
COMMON STOCK  (98.0%)
--------------------------------------------------------------------------------
AEROSPACE / DEFENSE  (0.1%)

   1,000   Honeywell International, Inc.      $   48,880
                                              ----------
--------------------------------------------------------------------------------
APPAREL  (0.3%)

   4,100   Talbots, Inc.                         171,585
                                              ----------
--------------------------------------------------------------------------------
BATTERIES  (0.0%)

       1   Energizer Holdings, Inc.*                  24
                                              ----------
--------------------------------------------------------------------------------
BEVERAGES / SOFT DRINK  (1.1%)
   7,100   Coca-Cola Co.                         327,949
   5,300   Pepsi Bottling Group, Inc.            212,106
                                              ----------
                                                 540,055
                                              ----------
--------------------------------------------------------------------------------
BIOTECHNOLOGY  (0.3%)

   3,800   Applera Corp.                         121,828
   1,800   Immunex Corp.*                         27,468
                                              ----------
                                                 149,296
                                              ----------
--------------------------------------------------------------------------------
BROADCAST MEDIA / CABLE TELEVISION  (1.0%)

   9,570   Viacom, Inc. Class B*                 498,214
                                              ----------
--------------------------------------------------------------------------------
BUSINESS EQUIPMENT & Services  (0.7%)

   3,000   3COM Corp.*                            19,560
   1,400   eBay, Inc.*                            70,672
   1,700   International Game Technology*         95,081
   1,800   NCR Corp.*                             84,618
     200   Priceline.com, Inc.*                      970
   2,900   Yahoo!, Inc.*                          58,522
                                              ----------
                                                 329,423
                                              ----------
--------------------------------------------------------------------------------
CAPITAL GOODS  (8.3%)

  85,400   General Electric Co.                4,144,462
                                              ----------
--------------------------------------------------------------------------------
CHEMICALS  (0.2%)

   1,700   Cabot Corp.                            55,267
     700   Cabot Microelectronics Corp.*          44,814
                                              ----------
                                                 100,081
                                              ----------
--------------------------------------------------------------------------------
COMMUNICATION EQUIPMENT  (1.1%)

   4,000   Comverse Technology, Inc.*        $   274,000
   7,900   Tellabs, Inc.*                        277,369
                                              ----------
                                                 551,369
                                              ----------
--------------------------------------------------------------------------------
COMPUTER EQUIPMENT  (12.2%)

   1,083   Avaya, Inc.*                           16,018
     100   CacheFlow, Inc.*                          548
   2,300   Compaq Computer Corp.                  40,250
  22,900   Dell Computer Corp.*                  602,041
  22,700   EMC Corp.*                            898,920
     300   Extreme Networks, Inc.*                 9,870
  65,000   Intel Corp.                         2,009,150
  14,800   International Business Machines
           Corp.                               1,704,072
   1,600   Lexmark International Group, Inc.,
           Class A*                               98,288
     795   McDATA Corp.*                          18,150
   2,100   Network Appliance, Inc.*               47,775


SHARES         SECURITY                           VALUE
COMMON STOCK  (CONTINUED)
--------------------------------------------------------------------------------
COMPUTER EQUIPMENT  (CONTINUED)

     800   Redback Networks, Inc.*           $    15,232
  32,800   Sun Microsystems, Inc.*               561,536
     800   VERITAS Software Corp.*                47,688
                                                 -------
                                               6,069,538
                                                 -------
--------------------------------------------------------------------------------
COMPUTER SOFTWARE & Services  (12.9%)

   7,000   Adobe Systems, Inc.                   314,440
   4,100   Affiliated Computer Services, Inc.
           Class A*                              295,200
     900   Akamai Technologies, Inc.*              8,505
   2,200   American Management Systems, Inc.*     46,310
     800   Art Technology Group, Inc.*             7,312
   1,100   At Home Corp.*                          4,169
   1,400   Autodesk, Inc.                         48,804
   2,800   Automatic Data Processing, Inc.       151,900
   4,100   BEA Systems, Inc.*                    167,485
   2,300   Brocade Communications Systems,
           Inc.*                                  87,377
   1,800   Cadence Design Systems, Inc.*          37,260
     700   CheckFree Corp.*                       27,888
  56,500   Cisco Systems, Inc.*                  959,370
   2,800   CMGI, Inc.*                             8,372
     100   CNET Networks, Inc.*                    1,227
   2,400   Commerce One, Inc.*                    22,128
   1,600   Computer Associates International,
           Inc.                                   51,504
     100   Critical Path, Inc.*                      158
   1,300   DoubleClick, Inc.*                     16,042
   1,150   E.piphany, Inc.*                       10,442
   1,500   Electronic Arts, Inc.*                 84,930
     700   Emulex Corp.*                          25,137
   5,000   Exodus Communications, Inc.*           48,000
   1,700   i2 Technologies, Inc.*                 29,597
   2,100   InfoSpace, Inc.*                        9,240
     500   Inktomi Corp.*                          3,665
     400   Internet Security, Inc.*               19,956
   1,400   Intuit, Inc.*                          44,856
   2,200   Juniper Networks, Inc.*               129,866
     400   Kana Communications, Inc.*                504
     700   Liberate Technologies, Inc.*            6,853
     800   Macromedia, Inc.*                      18,128
   2,400   Mentor Graphics Corp.*                 63,144
   1,800   Mercury Interactive Corp.*            119,070
   1,200   Micromuse, Inc.*                       59,400
  39,800   Microsoft Corp.*                    2,696,450
     500   Network Associates, Inc.*               5,515
   1,500   NVIDIA Corp.*                         124,950
     883   Openwave Systems, Inc.*                30,561
   2,200   Peregrine Systems, Inc.*               56,716
   2,600   Rational Software Corp.*               62,946
     200   RealNetworks, Inc.*                     1,840
     450   RSA Security, Inc.*                    14,400
     400   Sapient Corp.*                          5,380
   3,800   Siebel Systems, Inc.*                 173,204
   2,200   Sybase, Inc.*                          34,650
     900   Symantec Corp.*                        58,329
   2,100   Synopsys, Inc.*                       120,603
   1,000   TIBCO Software, Inc.*                  11,400
   2,115   VeriSign, Inc.*                       108,457
   1,400   Vignette Corp.*                         9,380
     800   Vitria Technology, Inc.*                3,840
                                               ---------
                                               6,446,860
                                               ---------

                                   CONTINUED

                                                                    NATIONWIDE 5

STATEMENT OF INVESTMENTS NATIONWIDE LARGE CAP GROWTH FUND CONTINUED
--------------------------------------------------------------------------------
(UNAUDITED)                                          APRIL 30, 2001

SHARES            SECURITY                        VALUE
COMMON STOCK  (CONTINUED)
--------------------------------------------------------------------------------
CONSUMER DURABLE  (0.3%)

   2,800   Danaher Corp.                     $   156,828
                                               ---------
--------------------------------------------------------------------------------
CONSUMER NON-DURABLE  (1.2%)

   1,100   Avon Products, Inc.                    46,552
   9,700   Colgate-Palmolive Co.                 541,745
                                               ---------
                                                 588,297
                                               ---------
--------------------------------------------------------------------------------
DRUGS  (14.4%)

   1,500   Allergan, Inc.                        114,000
  15,400   American Home Products Corp.          889,350
  13,800   Amgen, Inc.*                          843,732
   4,400   Bristol-Myers Squibb Co.              246,400
   9,200   Eli Lilly & Co.                       782,000
   1,300   IDEC Pharmaceuticals Corp.*            63,960
   4,900   IVAX Corp.*                           196,245
   8,500   Merck & Co., Inc.                     645,745
  61,275   Pfizer, Inc.                        2,653,207
   6,000   Pharmacia & Upjohn, Inc.              313,560
  11,600   Schering-Plough Corp.                 447,064
                                               ---------
                                               7,195,263
                                               ---------
--------------------------------------------------------------------------------
EDUCATIONAL SERVICES  (0.1%)

   1,600   Apollo Group, Inc.*                    49,760
                                                --------
--------------------------------------------------------------------------------
ELECTRONICS  (9.3%)

   1,600   Analog Devices, Inc.*                  75,696
  14,500   Applied Materials, Inc.*              791,699
   4,700   Applied Micro Circuits Corp.*         122,294
   2,000   Arrow Electronics, Inc.*               56,000
   5,600   Avnet, Inc.                           142,856
   1,400   Broadcom Corp. Class A*                58,184
   3,400   Jabil Circuit, Inc.*                   98,736
   5,500   KEMET Corp.*                          112,860
   1,100   KLA-Tencor Corp.*                      60,456
   2,200   L-3 Communications Holdings, Inc.*    169,950
  10,800   Linear Technology Corp.               518,832
   3,200   Maxim Integrated Products, Inc.*      163,520
   4,550   Molex, Inc.                           183,775
   4,700   Motorola, Inc.                         73,085
   5,469   Palm, Inc.*                            43,807
   2,600   Paychex, Inc.                          89,856
   2,600   PerkinElmer, Inc.                     173,966
     800   QLogic Corp.*                          34,312
  11,200   Sanmina Corp.*                        326,480
  11,800   Solectron Corp.*                      300,310
   1,300   Sycamore Networks, Inc.*               12,376
   3,200   Tektronix, Inc.*                       77,440
  14,700   Texas Instruments, Inc.               568,890
   2,350   Vishay Intertechnology, Inc.*          58,633
   3,500   Waters Corp.*                         182,700
   3,400   Xilinx, Inc.*                         161,398
                                               ---------
                                               4,658,111
                                               ---------
--------------------------------------------------------------------------------
FINANCIAL / BANKS  (0.3%)

   1,900   BancWest Corp.                         47,405
   1,400   CIT Group, Inc. (The)                  51,380
   1,500   Greater Bay Bancorp                    40,965
                                                --------
                                                 139,750
                                                --------

SHARES             SECURITY                       VALUE
COMMON STOCK  (CONTINUED)
--------------------------------------------------------------------------------
FINANCIAL / MISCELLANEOUS (2.3%)

     200   Ameritrade Holding Corp. Class A*   $   1,364
   8,000   Countrywide Credit Industries, Inc.   341,360
   4,800   Lehman Brothers Holdings, Inc.        349,200
   6,600   Safeguard Scientifics, Inc. *          32,670
  10,800   Schwab (Charles) Corp.                213,840
   4,900   SEI Investment Co.                    196,539
                                               ---------
                                               1,134,973
                                               ---------
--------------------------------------------------------------------------------
FOOD & RELATED  (0.2%)

    1,300   General Mills, Inc.                   51,233
    3,000   Hormel Foods Corp.                    61,860
                                                --------
                                                 113,093
                                                --------
--------------------------------------------------------------------------------
FOREST PRODUCTS  (0.2%)

   2,600   Georgia Pacific Timber Corp.           76,986
                                                --------
--------------------------------------------------------------------------------
HEALTH CARE  (5.6%)

   8,400   Abbott Laboratories                   389,592
   1,800   AmeriSource Health Corp. Class A*      97,200
   7,500   Bergen Brunswig Corp.                 137,250
   8,718   Cardinal Health, Inc.                 587,593
   5,700   Caremark Rx, Inc.*                     90,345
   7,200   McKesson HBOC, Inc.                   222,048
  13,300   Medtronic, Inc.                       593,180
   3,000   PacifiCare Health Systems, Inc.*      106,170
   3,100   Stryker Corp.                         183,799
   5,800   UnitedHealth Group, Inc.              379,784
                                               ---------
                                               2,786,961
                                               ---------
--------------------------------------------------------------------------------
INTERNET  (0.1%)

   1,100   Ariba, Inc.*                            8,503
   2,200   Broadvision, Inc.*                     14,058
     600   HomeStore.com, Inc.*                   19,170
     100   Internap Network Services Corp.*          270
     800   Portal Software, Inc.*                  7,040
     500   VerticalNet, Inc.*                        965
                                                --------
                                                  50,006
                                                --------
--------------------------------------------------------------------------------
MANUFACTURING  (0.1%)
   1,900   Pentair, Inc.                          58,463
                                                --------
--------------------------------------------------------------------------------
MEDICAL  (0.0%)
     900   WebMD Corp.*                            7,839
                                                --------
--------------------------------------------------------------------------------
MOTOR VEHICLES  (0.1%)
         1,100    Harley-Davidson, Inc.           50,699
                                                --------
--------------------------------------------------------------------------------
MULTI-MEDIA  (3.9%)
  37,100   AOL Time Warner, Inc.*              1,873,550
   1,600   Lee Enterprises, Inc.                  49,760
                                               ---------
                                               1,923,310
                                               ---------
--------------------------------------------------------------------------------
OIL & GAS  (1.6%)
   3,900   BJ Services Co.*                      320,775
   4,600   Dynegy, Inc.                          266,110
   2,200   Enron Corp.                           137,984
     800   Nabors Industries, Inc.*               47,696
     600   Smith International, Inc.*             48,714
                                                --------
                                                 821,279
                                                --------

                                   CONTINUED

6 NATIONWIDE

STATEMENT OF INVESTMENTS NATIONWIDE LARGE CAP GROWTH FUND CONTINUED [PHOTO]
--------------------------------------------------------------------------------
(UNAUDITED)                                          APRIL 30, 2001

SHARES         SECURITY                            VALUE
COMMON STOCK  (CONTINUED)
--------------------------------------------------------------------------------
RETAIL  (7.0%)

   1,700   Amazon.com, Inc.*                  $   26,826
   1,650   American Eagle Outfitters Ltd. *       61,413
   2,300   Bed, Bath & Beyond, Inc.*              65,136
   2,900   Best Buy Co., Inc.*                   159,645
   3,700   BJ's Wholesale Club, Inc.*            167,610
   6,000   CVS Corp.                             353,700
   2,600   Dillard's, Inc. Class A                44,044
     900   Harcourt General, Inc.                 49,338
  22,100   Home Depot, Inc.                    1,040,910
   3,500   Kohl's Corp.*                         213,710
   2,200   Lowe's Cos., Inc.                     138,600
   1,100   Payless Shoesource, Inc.*              70,125
   4,100   Target Corp.                          157,645
  18,600   Wal-Mart Stores, Inc.                 962,364
                                               ---------
                                               3,511,066
                                               ---------
--------------------------------------------------------------------------------
RETAIL / FOOD & DRUG  (1.9%)

  12,600   SYSCO Corp.                           354,312
  13,300   Walgreen Co.                          568,974
                                                --------
                                                 923,286
                                                --------
--------------------------------------------------------------------------------
SEMICONDUCTORS  (0.8%)

   2,400   Advanced Micro Devices, Inc.*          74,400
     200   GlobeSpan, Inc.*                        4,400
   2,500   International Rectifier Corp.*        138,750
   3,200   Micron Technology, Inc.*              145,216
   1,500   Vitesse Semiconductor Corp.*           50,850
                                                --------
                                                 413,616
                                                --------
--------------------------------------------------------------------------------
SERVICES  (2.9%)

   1,700   Acxiom Corp.*                          25,789
   2,200   E*TRADE Group, Inc.*                   20,680
   2,800   Electronic Data Systems Corp.         180,600
   1,700   Moody's Corp.                          53,380
   5,300   Omnicom Group, Inc.                   465,605
  34,400   Oracle Corp.*                         555,904
   1,400   Plexus Corp.*                          43,008
     600   TMP Worldwide, Inc.*                   28,944
   2,300   Viad Corp.                             57,178
                                               ---------
                                               1,431,088
                                               ---------
--------------------------------------------------------------------------------
SHIPPING / TRANSPORTATION  (0.3%)

   1,000   Expeditors International of
           Washington, Inc.                       50,030
   2,700   J.B. Hunt Transport Services, Inc.*    48,600
   3,300   Kansas City Southern Industries, Inc.* 42,273
                                                --------
                                                 140,903
                                                --------
--------------------------------------------------------------------------------
TELECOMMUNICATIONS  (7.0%)

   8,700   ADC Telecommunications, Inc.*          65,337
  16,600   AT&T Liberty Media Group*             265,600
   2,500   AT&T Wireless Group*                   50,250
   6,800   BCE, Inc.                             169,660
   2,100   Charter Communications, Inc.*          44,961
   5,800   CIENA Corp.*                          319,348
   4,200   Corning, Inc.                          92,274
     100   Digex, Inc.*                            1,248
     800   EarthLink, Inc.*                        8,752
   5,500   General Motors Corp. Class H*         116,875
   5,480   JDS Uniphase Corp.*                   117,217
   1,700   Level 3 Communications, Inc.*          24,191


SHARES             SECURITY                   VALUE
COMMON STOCK  (CONTINUED)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS  (CONTINUED)

  23,300   Lucent Technologies, Inc.        $    233,233
   4,400   Metromedia Fiber Network, Inc.*        22,396
   1,800   NTL, Inc.*                             52,362
   1,200   Plantronics, Inc.*                     23,472
   7,400   QUALCOMM, Inc.*                       424,464
   6,100   Qwest Communications International,
           Inc.*                                 249,490
   1,000   RF Micro Devices, Inc.*                29,380
   1,100   SBC Communications, Inc.               45,375
   4,400   Scientific-Atlanta, Inc.              254,012
   3,300   Sprint Corp. (PCS Group)*              84,579
   1,200   Telephone & Data Systems, Inc.        126,000
   3,200   US Cellular Corp.*                    211,200
   5,900   Verizon Communications, Inc.          324,913
   7,200   Worldcom, Inc.*                       131,400
   1,900   XO Communications, Inc.*                7,467
                                               ---------
                                               3,495,456
                                               ---------

--------------------------------------------------------------------------------
UTILITIES  (0.2%)

   1,600   Calpine Corp.*                         91,184
                                               ---------
TOTAL COMMON STOCK                             48,868,004
                                                --------

PRINCIPAL         SECURITY                    VALUE
REPURCHASE AGREEMENT  (1.5%)
--------------------------------------------------------------------------------
$730,000   Fifth Third Bank 6.50%, 05/01/01
           (Collateralized by Fannie Mae)
TOTAL REPURCHASE AGREEMENT                       730,000
                                               ---------

TOTAL INVESTMENTS (cost $58,753,370) (a) -
          (99.5%)                             49,598,004
OTHER ASSETS IN EXCESS OF LIABILITIES - (0.5%)   269,443
                                               ---------
TOTAL NET ASSETS - (100.0%)                  $49,867,447
                                              ==========


--------------------------------------------------------------------------------
(a) REPRESENTS COST FOR FEDERAL INCOME TAX AND FINANCIAL REPORTING PURPOSES AND DIFFERS FROM VALUE BY NET UNREALIZED DEPRECIATION OF SECURITIES AS FOLLOWS:

     UNREALIZED APPRECIATION       $  2,215,260
     UNREALIZED DEPRECIATION        (11,370,626)
                                    -----------
     NET UNREALIZED DEPRECIATION   $ (9,155,366)
                                    ===========

* DENOTES A NON-INCOME PRODUCING SECURITY.

At April 30, 2001 the Fund's open long futures contracts were as follows:
--------------------------------------------------------------------------------

                                                                UNREALIZED
                                               MARKET VALUE    APPRECIATION
NUMBER OF                                       COVERED BY    (DEPRECIATION)
CONTRACTS  LONG CONTRACT**          EXPIRATION   CONTRACTS      AT 4/30/01
--------------------------------------------------------------------------------
3       Standard &Poor's 500        06/15/01      $940,725       $ 2,835
8       Standard &Poor's
        E-Mini 500                  06/15/01      $501,700        10,291
                                                                --------
                                                                 $13,126
                                                                ========


** CASH PLEDGED AS COLLATERAL.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                    NATIONWIDE 7

NATIONWIDE(R) MUTUAL FUNDS
--------------------------------------------------------------------------------

NATIONWIDE LARGE CAP VALUE FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

HOW DID YOUR FUND PERFORM AGAINST THE BENCHMARK?
   For the six-month period ended April 30, 2001, the Nationwide Large Cap Value Fund (formerly the Prestige Large Cap Value Fund) returned 6.14%(a) versus -0.14% for the Russell 1000 Value Index, its benchmark.


WHAT FACTORS CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?
   The Fund's focus on selecting undervalued stocks helped the portfolio outperform its benchmark for the six months ended April 30, 2001. The portfolio achieved respectable performance in a challenging market environment where smaller-cap stocks outperformed their larger-cap counterparts.


WHAT WERE THE MAJOR CONTRIBUTORS TO YOUR PORTFOLIO'S PERFORMANCE?+
   During the six months ended April 30, 2001, the portfolio benefited from robust stock selection across the majority of economic sectors. Particularly strong returns came from stocks in the technology and financial sectors. From the financial arena, positive contributors to portfolio performance included Bank of America, Household International, and Greenpoint Financial. Select value-oriented technology shares provided a boost to the portfolio, with Electronic Data Systems, First Data Corp., and IBM providing the largest impact. Poor performing communication services companies, such as Verizon Communications and SBC Communications Inc., provided a drag on performance.

WHAT IS YOUR VIEW OF THE MARKET--AND YOUR FUND'S POSITION--GOING FORWARD?
   While we are not out of the woods yet, there are more signs that the U.S. economy and the stock market are poised for a strong second half of 2001. In the first quarter of 2001, we witnessed the elimination of a great deal of excess capacity in many industries, which sets the stage for a rebound in the second half of the year. Given April's negative jobs report, we believe that the Fed will remain accommodating by continuing to lower interest rates. Washington is taking its own positive steps to provide a fiscal stimulus via a tax cut. This stimulus should go a long way to ensure that the consumer continues to be a bright spot in the economy. While we believe capital spending may remain weak in the short-term, we also think it should revive as the economic landscape improves later in the year. The Fund is positioned to benefit not only from the stronger economy in the second half of 2001 but also from the continued premium given to value by the market.

NORTHPOINTE CAPITAL, LLC-SUBADVISER

(a) PERFORMANCE OF CLASS A SHARES WITHOUT SALES CHARGE AND ASSUMING ALL DISTRIBUTIONS ARE REINVESTED. PERFORMANCE FOR PERIOD INCLUDES THE PREVIOUS SUBADVISER BRINSON PARTNERS WHICH MANAGED THE FUND UNTIL MARCH 1, 2001.

Portfolio Market Value $36,496,299
April 30, 2001

PORTFOLIO COMPOSITION AS A PERCENTAGE OF TOTAL INVESTMENTS+

 +(SUBJECT TO CHANGE)

  Mutual Funds    0.9%
  Common Stock   99.1%

AVERAGE ANNUAL (COMPOUND) TOTAL RETURN
(For Period Ended April 30, 2001)

              CLASS A                   CLASS B
YEARS        W/O SC**      W/SC(1)      W/O SC**      W/SC(2)
--------------------------------------------------------------------------------
   1         16.71%       10.03%       15.88%       10.88%
--------------------------------------------------------------------------------
 Life(5)      7.29%        4.77%        6.30%        5.19%

                                                INSTITUTIONAL
                CLASS C*                           SERVICE
YEARS           W/O SC**         W/SC(3)           CLASS(4)
--------------------------------------------------------------------------------
   1            16.13%           13.98%            16.82%
--------------------------------------------------------------------------------
LIFE(5)          6.39%            5.97%             7.45%
--------------------------------------------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.
     * These returns include performance of the Fund that was achieved prior to the creation of the Class C shares (March 1, 2001) which is the same as the performance shown for Class B shares. The returns have been restated for sales charges but not for fees applicable to Class C shares. Had Class C shares been in existence for the time periods presented, the performance of Class C shares would have been similar as a result of similar expenses.
     **   These returns do not reflect the effects of a sales charge (SC).
     (1)  A 5.75% front-end sales charge was deducted.
     (2) A 5.00% contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.
     (3) A 1.00% front-end sales charge was deducted. A CDSC of 1.00% was also deducted from the one year return because it is charged when you sell Class C shares within the first year after purchase.
     (4) Institutional Service Class Shares are not subject to any sales charges.
     (5)  Fund commenced operations on 11/02/98.
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results.

8 NATIONWIDE

STATEMENT OF INVESTMENTS NATIONWIDE LARGE CAP VALUE FUND  [PHOTO]
--------------------------------------------------------------------------------
(UNAUDITED)                                   APRIL 30, 2001

SHARES         SECURITY                           VALUE
COMMON STOCK  (100.4%)
--------------------------------------------------------------------------------
AEROSPACE / DEFENSE  (2.3%)

   6,700   Boeing Co. (The)                  $   414,060
   6,700   Lockheed Martin Corp.                 235,572
   2,400   United Technologies Corp.             187,392
                                                --------
                                                 837,024
                                                --------
--------------------------------------------------------------------------------
AIRLINES  (1.3%)

   5,500   AMR Corp.*                            209,605
   5,500   Delta Air Lines, Inc.                 242,165
                                                --------
                                                 451,770
                                                --------
--------------------------------------------------------------------------------
APPLIANCES  (0.7%)
   4,400   Whirlpool Corp.                       245,388
                                                --------
--------------------------------------------------------------------------------
AUTOMOBILES  (1.2%)

  14,100   Ford Motor Co.                        415,668
                                                --------
-------------------------------------------------------------------------------
BANKS  (11.5%)

  13,300   Bank of America Corp.                 744,800
   7,800   Bank of New York Co., Inc.            391,560
   9,100   Banknorth Group, Inc.                 180,089
   9,000   Fleet Boston Corp.                    345,330
   6,400   Heller Financial, Inc.                204,224
  10,200   J.P. Morgan Chase & Co.               489,396
  12,200   KeyCorp                               282,796
   7,300   North Fork Bancorp, Inc.              193,815
   4,700   PNC Bank Corp.                        305,829
  19,000   U.S. Bancorp                          402,420
  13,300   Wells Fargo Co.                       624,701
                                               ---------
                                               4,164,960
                                               ---------
--------------------------------------------------------------------------------
BEVERAGES-NON-ALCOHOLIC  (1.7%)

   4,400   Pepsi Bottling Group, Inc. (The)      176,088
   9,900   PepsiCo, Inc.                         433,719
                                                --------
                                                 609,807
                                                --------
--------------------------------------------------------------------------------
BROADCAST MEDIA / CABLE TELEVISION  (2.1%)

  15,600   AT&T Corp. Liberty Media Corp.*       249,600
  11,200   Comcast Corp. Special Class A*        491,792
                                                --------
                                                 741,392
                                                --------
--------------------------------------------------------------------------------
CAPITAL GOODS / ELECTRICAL  (0.8%)

   4,400   Emerson Electric Co.                  293,260
                                                --------
--------------------------------------------------------------------------------
CHEMICALS  (1.5%)

   7,200   Dow Chemical Co.                      240,840
   5,500   Eastman Chemical Co.                  292,820
                                                --------
                                                 533,660
                                                --------
--------------------------------------------------------------------------------
COMPUTER HARDWARE  (2.4%)

   6,700   Hewlett-Packard Co.                   190,481
   5,800   International Business Machines Corp. 667,812
                                                --------
                                                 858,293
                                                --------
--------------------------------------------------------------------------------
COMPUTER SOFTWARE & Services  (2.0%)

   6,800   BMC Software, Inc.*                   164,492
   3,000   Electronic Data Systems Corp.         193,500
   5,500   First Data Corp.                      370,920
                                                --------
                                                 728,912
                                                --------


SHARES            SECURITY                        VALUE
COMMON STOCK  (CONTINUED)
--------------------------------------------------------------------------------
CONSTRUCTION MACHINERY  (0.9%)

   6,700   Caterpillar, Inc.                 $   336,340
                                                --------
--------------------------------------------------------------------------------
COSMETICS / TOILETRIES  (2.0%)

   6,700   Kimberly-Clark Corp.                  397,980
   5,500   Procter & Gamble Co.                  330,275
                                                --------
                                                 728,255
                                                --------
--------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING OPERATIONS  (2.8%)

   3,300   FMC Corp.*                            236,577
   5,500   Honeywell International, Inc.         268,840
   2,300   Minnesota Mining & Manufacturing Co.  273,723
   4,400   Tyco International Ltd.               234,828
                                                --------
                                               1,013,968
                                                --------
--------------------------------------------------------------------------------
FINANCIAL / INVESTMENT BANKER / BROKER  (2.9%)

   3,500   Lehman Brothers Holdings, Inc.        254,625
   6,500   Merrill Lynch & Co., Inc.             401,050
   6,200   Morgan Stanley Dean Witter & Co.      389,298
                                                --------
                                               1,044,973
                                                --------
--------------------------------------------------------------------------------
FINANCIAL / MISCELLANEOUS  (8.8%)

   4,300   American Express Co.                  182,492
  29,560   Citigroup, Inc.                     1,452,874
  11,200   Deluxe Corp.                          291,088
   2,300   Fannie Mae                            184,598
   6,800   Freddie Mac                           447,440
   7,500   GreenPoint Financial Corp.            276,000
   5,500   Household International, Inc.         352,110
                                               ---------
                                               3,186,602
                                               ---------
--------------------------------------------------------------------------------
FOODS  (1.3%)

  12,200   ConAgra, Inc.                         253,882
   9,900   Hormel Foods Corp.                    204,138
                                                --------
                                                 458,020
                                                --------
--------------------------------------------------------------------------------
HEALTHCARE  (3.6%)

   7,800   Johnson & Johnson Co.                 752,544
   5,300   St. Jude Medical, Inc.*               303,425
   5,800   Tenet Healthcare Corp.*               258,912
                                               ---------
                                               1,314,881
                                               ---------
--------------------------------------------------------------------------------
INSTRUMENTS-CONTROLS  (0.9%)

   4,300   Johnson Controls, Inc.                311,320
                                                --------
--------------------------------------------------------------------------------
INSURANCE  (7.1%)

   7,800   Allstate Corp. (The)                  325,650
   9,950   American International Group, Inc.    813,910
   2,300   CIGNA Corp.                           245,410
   6,700   John Hancock Financial Services, Inc. 248,905
   8,800   Old Republic International Corp.      254,232
   5,700   UnitedHealth Group, Inc.              373,236
   9,900   Unum Provident Corp.                  296,109
                                               ---------
                                               2,557,452
                                               ---------
--------------------------------------------------------------------------------
MEDICAL / DRUGS  (3.6%)

  11,200   Abbott Laboratories                   519,456
   3,300   American Home Products Corp.          190,575

                                   CONTINUED

                                                                    NATIONWIDE 9

SHARES            SECURITY                    VALUE
COMMON STOCK  (CONTINUED)
--------------------------------------------------------------------------------
MEDICAL / DRUGS  (CONTINUED)

   3,300   Bristol-Myers Squibb Co.         $    184,800
   5,100   Merck & Co., Inc.                     387,447
                                               ---------
                                               1,282,278
                                               ---------
--------------------------------------------------------------------------------
METALS  (1.0%)

   8,800   Alcoa, Inc.                           364,320
                                               ---------
--------------------------------------------------------------------------------
MULTIMEDIA  (3.1%)

   4,400   Gannett Co., Inc.                     284,020
   3,300   McGraw-Hill Cos., Inc. (The)          213,774
  20,400   Walt Disney Co. (The)                 617,100
                                               ---------
                                               1,114,894
                                               ---------
-------------------------------------------------------------------------------
OIL & GAS  (9.3%)

   3,300   Apache Corp.                          211,068
   5,600   Chevron Corp.                         540,736
  17,800   Exxon Mobil Corp.                   1,577,080
  13,300   Occidental Petroleums Corp.           400,596
   7,800   Sunoco, Inc.                          296,556
  11,200   USX-Marathon Group                    357,952
                                               ---------
                                               3,383,988
                                               ---------
--------------------------------------------------------------------------------
OIL & GAS TRANSMISSION  (1.5%)

   7,800   Keyspan Corp.                         309,660
   6,800   Questar Corp.                         218,756
                                               ---------
                                                 528,416
                                               ---------
--------------------------------------------------------------------------------
PAPER & Forest Products  (1.0%)

  11,200   Georgia Pacific Corp.                 364,112
                                               ---------
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS  (1.2%)

   8,400   Equity Office Properties Trust        239,820
  15,600   Host Marriott Corp.                   201,084
                                               ---------
                                                 440,904
                                               ---------
--------------------------------------------------------------------------------
RETAIL  (5.0%)

   5,500   Albertson's, Inc.                     183,700
   3,200   CVS Corp.                             188,640
   5,800   Federated Department Stores, Inc.*    249,284
  11,200   Outback Steakhouse, Inc.*             324,688
   8,800   Sears, Roebuck & Co.                  324,280
   8,800   Target Corp.                          338,360
   7,800   Toys `R' Us, Inc.*                    193,440
                                               ---------
                                               1,802,392
                                               ---------
--------------------------------------------------------------------------------
SAVINGS / LOANS / THRIFTS  (0.5%)

   3,600   Washington Mutual, Inc.               179,748
                                               ---------
--------------------------------------------------------------------------------
SEMICONDUCTORS  (0.7%)

   8,200   Advanced Micro Devices, Inc.*         254,200
                                               ---------
--------------------------------------------------------------------------------
TELECOMMUNICATIONS  (8.4%)

  12,100   AT&T Corp.                            269,588
   9,900   Bellsouth Corp.                       415,404
   6,600   Qwest Communications International,
           Inc.                                  269,940
  23,400   SBC Communications, Inc.              965,250
  12,700   Verizon Communications, Inc.          699,389


SHARES              SECURITY                    VALUE
COMMON STOCK  (CONTINUED)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS  (CONTINUED)

  22,200   Worldcom, Inc.*                 $     405,150
                                               ---------
                                               3,024,721
                                               ---------
--------------------------------------------------------------------------------
TOBACCO  (2.3%)

  16,200   Philip Morris Cos., Inc.              811,782
                                               ---------
--------------------------------------------------------------------------------
UTILITIES  (5.0%)

   5,500   Allegheny Energy, Inc.                281,380
   8,800   Cinergy Corp.                         305,184
   9,800   CMS Energy Corp.                      306,740
   5,500   Entergy Corp.                         222,750
   4,400   Exelon Corp.                          303,820
   6,700   PP&L Resources, Inc.                  368,500
                                                --------
                                               1,788,374
                                              ----------
TOTAL COMMON STOCK                            36,172,074
                                              ----------
--------------------------------------------------------------------------------
MUTUAL FUNDS  (0.9%)
   5,500   iShares Russell 1000 Value Index Fund 324,225
                                                --------
TOTAL MUTUAL FUNDS                               324,225
                                                --------

TOTAL INVESTMENTS (cost $34,054,248) (a) -
  (101.3%)                                    36,496,299

LIABILITIES IN EXCESS OF OTHER ASSETS - (-1.3%) (460,137)
                                              ----------
TOTAL NET ASSETS - (100.0%)                  $36,036,162
                                              ==========

--------------------------------------------------------------------------------
(a) REPRESENTS COST FOR FEDERAL INCOME TAX AND FINANCIAL REPORTING PURPOSES AND DIFFERS FROM VALUE BY NET UNREALIZED APPRECIATION OF SECURITIES AS FOLLOWS:
     UNREALIZED APPRECIATION        $3,222,014
     UNREALIZED DEPRECIATION          (779,963)
                                    ----------
     NET UNREALIZED APPRECIATION    $2,442,051
                                    ==========

* DENOTES A NON-INCOME PRODUCING SECURITY.

SEE NOTES TO FINANCIAL STATEMENTS.





10 NATIONWIDE

NATIONWIDE(R) MUTUAL FUNDS
--------------------------------------------------------------------------------

   NATIONWIDE SMALL CAP FUND

    MANAGEMENT DISCUSSION OF FUND PERFORMANCE

     HOW DID YOUR FUND PERFORM AGAINST THE BENCHMARK?

       For the six-month period ended April 30, 2001, the Nationwide
     Small Cap Fund (formerly the Prestige Small Cap Fund) returned -2.10%(a) versus -1.77% for the Russell 2000 Index, its benchmark.

     WHAT FACTORS CONTRIBUTED TO OR DETRACTED FROM PERFORMANCE?

        Our bottom-up process focuses on adding value through stock selection, while carefully controlling exposure to other risk factors. Relative to the Russell 2000 Index, the Fund is broadly diversified and sector and industry neutral. Its market exposure (beta) and average market capitalization are also close to the benchmark index. This means that the Fund has the same sensitivity to these key variables as the Russell 2000 Index; therefore, they are not significant sources of excess return.

        The Fund invests in small cap stocks that are highly ranked according to four investment concepts--earnings momentum, relative value, management action and price trend. With the market's frequent shifts between growth and value, there has been considerable variability in the performance of these styles from month to month. Fund performance lagged during the six months ended April 30, 2001 primarily because of weak performance in January, caused by a sharp rebound in stocks with weaker fundamentals. This not-uncommon phenomenon is known as the "January effect": the end of tax selling in weak stocks in the fourth quarter gives way to a brief rebound in January as such selling abates. We expect investment fundamentals will return as key drivers to stock performance as the year progresses. Recently, our value selection factors have worked well, while factors related to earnings and price momentum have been negative contributors.

     WHAT WERE THE MAJOR CONTRIBUTORS TO YOUR PORTFOLIO'S PERFOMANCE?(+)

        The biggest contributors to performance in the period were Americredit and Pulte Corp, both benefiting from the recent decline in interest rates. Springs Industries, Equitable Resources and NUR were also strong performers. Technology stocks Elantec Semiconductors, Interwoven and Manhattan Associates were the biggest detractors. Pre-Paid Legal Services was also weak.

     WHAT IS YOUR VIEW OF THE MARKET--AND YOUR FUND'S POSITION--GOING FORWARD?

        There were no notable changes to the Fund's composition during the period. However, we are now planning and, in some cases, implementing changes that are likely to occur during the normal Russell 2000 rebalance on June 30, 2001.

     INVESCO, INC.-SUBADVISER

      (a) PERFORMANCE OF CLASS A SHARES WITHOUT SALES CHARGE AND ASSUMING ALL DISTRIBUTIONS ARE REINVESTED.

   PORTFOLIO MARKET VALUE $28,795,793
      APRIL 30, 2001

PORTFOLIO COMPOSITION AS A PERCENTAGE
OF TOTAL INVESTMENTS(+)
(+)(Subject to Change)

[PIE CHART INSERTED HERE]
 Common Stock  100%

AVERAGE ANNUAL (COMPOUND) TOTAL RETURN
(For Period Ended April 30, 2001)

          CLASS A                          CLASS B
YEARS     W/O SC(**)       W/SC(1)         W/O SC(**)       W/SC(2)
--------------------------------------------------------------------------
  1         0.20%          -5.55%           -0.54%          -5.08%
 Life(5)   11.07%           8.46%           10.42%           9.38%

                                                   INSTITUTIONAL
              CLASS C(*)                              SERVICE
YEARS         W/O SC(**)          W/SC(3)             CLASS(4)
--------------------------------------------------------------------------------
  1              -0.37%            -2.27%                0.44%
Life(5)          10.50%            10.06%               11.25%

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

  (*) These returns include performance of the Fund that was achieved prior to the creation of the Class C shares (March 1, 2001) which is the same as the performance shown for Class B shares. The returns have been restated for sales charges but not for fees applicable to Class C shares. Had Class C shares been in existence for the time periods presented, the performance of Class C shares would have been similar as a result of similar expenses.

 (**)  These returns do not reflect the effects of a sales charge (SC).
  1    A 5.75% front-end sales charge was deducted.
  2    A 5.00% contingent deferred sales charge (CDSC) was deducted.
       The CDSC declines to 0% after 6 years.
  3    A 1.00% front-end sales charge was deducted. A CDSC of 1.00% was also deducted from the one year return because it is charged when you sell Class C Shares within the first year after purchase.
  4    Institutional Service Class Shares are not subject to any sales charges.
  5    Fund commenced operations on 11/02/98.
Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results.

                                                               NATIONWIDE     11

STATEMENT OF INVESTMENTS                        NATIONWIDE SMALL CAP FUND
--------------------------------------------------------------------------------
(Unaudited)                                        APRIL 30, 2001


     SHARES        SECURITY                                        VALUE
     COMMON STOCK  (103.2%)
--------------------------------------------------------------------------------
     AEROSPACE / DEFENSE  (0.2%)

          3,100    Esterline Technologies Corp.(*)                $   60,450
                                                                  ----------
--------------------------------------------------------------------------------
     AIRLINES  (0.2%)

          5,200    America West Holdings Corp. Class A(*)             53,092
                                                                  ----------
--------------------------------------------------------------------------------
     APPLIANCES  (0.6%)

          6,500    Salton, Inc.(*)                                   112,320
          1,400    York International Corp.                           42,294
                                                                  ----------
                                                                     154,614
                                                                  ----------

--------------------------------------------------------------------------------
     AUTO PARTS & Equipment  (1.0%)

          1,700    Polaris Industries, Inc.                           65,790
          5,500    Superior Industries International, Inc.           221,375
                                                                  ----------
                                                                     287,165
                                                                  ----------
--------------------------------------------------------------------------------
     BIOTECHNOLOGY  (0.4%)

          1,400    Invitrogen Corp.(*)                                98,714
                                                                  ----------
--------------------------------------------------------------------------------
     BROADCASTING & Television  (0.6%)

          7,300    Paxson Communications Corp.(*)                     93,148
          9,600    Sinclair Broadcast Group, Inc. Class A(*)          78,432
                                                                  ----------
                                                                     171,580
                                                                  ----------
--------------------------------------------------------------------------------
     BUSINESS EQUIPMENT & Services  (0.4%)

          3,400    On Assignment, Inc.(*)                             58,174
          1,400    Zebra Technologies Corp. Class A(*)                60,564
                                                                  ----------
                                                                     118,738
                                                                  ----------
--------------------------------------------------------------------------------
     CAPITAL GOODS  (1.9%)

          5,000    Briggs & Stratton Corp.                           202,500
          1,700    C&D Technologies, Inc.                             60,316
          6,200    Milacron, Inc.                                    113,150
          2,600    Precision Castparts Corp.                          97,136
          2,000    Technitrol, Inc.                                   60,160
                                                                  ----------
                                                                     533,262
                                                                  ----------
--------------------------------------------------------------------------------
     CHEMICALS  (2.4%)

          2,900    Albemarle Corp.                                    67,744
          2,300    Cambrex Corp.                                     106,996
          1,800    Cytec Industries, Inc.(*)                          58,878
         11,000    Millennium Chemicals, Inc.                        184,800
          8,700    Olin Corp.                                        164,865
          1,400    OM Group, Inc.                                     76,580
                                                                  ----------
                                                                     659,863
                                                                  ----------
--------------------------------------------------------------------------------
     COMMUNICATION EQUIPMENT  (0.3%)

          4,400    LodgeNet Entertainment Corp.(*)                    84,788
                                                                  ----------
--------------------------------------------------------------------------------
     COMPUTER SOFTWARE & Services  (5.8%)

          1,300    Advent Software, Inc.(*)                           72,774
          2,600    Aspen Technologies, Inc.(*)                        54,756
          2,400    Barra, Inc.(*)                                    110,496
          1,100    Black Box Corp.(*)                                 64,009
          6,000    BSQUARE Corp.(*)                                   77,400
          1,600    CACI International, Inc. Class A(*)                53,536
          3,100    Cerner Corp.(*)                                   139,593


     SHARES        SECURITY                                           VALUE
     COMMON STOCK  (CONTINUED)
--------------------------------------------------------------------------------

     COMPUTER SOFTWARE & SERVICES  (CONTINUED)

         4,700    Checkpoint Systems, Inc.(*)                      $  43,945
         2,800    Cirrus Logic, Inc.(*)                               45,528
         1,200    Cognizant Technology Solutions Corp.(*)             50,736
         3,000    Filenet Corp.(*)                                    42,000
         2,100    HNC Software, Inc.(*)                               57,183
         3,600    Infocus Corp.(*)                                    70,236
         3,200    Kronos, Inc.(*)                                    108,896
         3,300    MapInfo Corp.(*)                                   103,884
         5,000    Mentor Graphics Corp.(*)                           131,550
         3,300    Mercury Computer Systems, Inc.(*)                  167,574
         3,000    Scan Source, Inc.(*)                               144,450
         4,100    Verity, Inc.(*)                                     92,332
                                                                 -----------
                                                                   1,630,878
                                                                 -----------

--------------------------------------------------------------------------------
     CONSTRUCTION & Building Materials  (5.4%)

         2,200    Crossmann Communities, Inc.(*)                      73,150
         3,300    Hughes Supply, Inc.                                 49,896
         5,600    Insituform Technologies, Inc. Class A(*)           193,144
         7,300    JLG Industries, Inc.                                89,790
         6,500    KB HOME                                            196,430
         2,400    Nortek, Inc.(*)                                     67,248
           700    NVR, Inc.(*)                                       133,434
         6,600    Pulte Corp.                                        308,748
         2,100    Rayonier, Inc.                                      92,085
         2,400    Ryland Group, Inc.                                 114,024
         7,200    Standard Pacific Corp.                             146,880
         1,300    Toll Brothers, Inc.(*)                              46,150
                                                                 -----------
                                                                   1,510,979
                                                                 -----------
--------------------------------------------------------------------------------
     CONSUMER DURABLE  (0.6%)

         5,500    Fossil, Inc.(*)                                    103,180
         2,500    Lancaster Colony Corp.                              75,425
                                                                 -----------
                                                                     178,605
                                                                 -----------
--------------------------------------------------------------------------------
     CONSUMER NON-CYCLICAL  (0.5%)

         5,800    Tupperware Corp.                                   127,716
                                                                 -----------
--------------------------------------------------------------------------------
     DISTRIBUTION  (1.0%)

         3,200    Advanced Marketing Services, Inc.                   77,600
         4,700    Handleman Co.(*)                                    53,063
         5,600    United Stationers, Inc.(*)                         159,432
                                                                 -----------
                                                                     290,095
                                                                 -----------
--------------------------------------------------------------------------------
     DRUGS  (3.1%)

         1,200    CIMA Labs, Inc.(*)                                  67,248
         4,100    Guilford Pharmaceuticals, Inc.(*)                   82,041
         2,800    Idexx Laboratories, Inc.(*)                         75,908
         2,400    K-V Pharmaceutical Co.(*)                           52,176
         3,000    Martek Biosciences Corp.(*)                         45,900
         3,200    Neurocrine Biosciences, Inc.(*)                     81,120
         2,700    Noven Pharmaceuticals, Inc.(*)                      57,969
         6,300    Perrigo Co.(*)                                      75,222
         1,600    Priority Healthcare Corp. Class B(*)                55,648
         7,000    SICOR, Inc.(*)                                     104,370
         2,900    Syncor International Corp.(*)                      102,254
         2,500    Vaxgen, Inc.(*)                                     54,400
                                                                 -----------
                                                                     854,256
                                                                 -----------

12     NATIONWIDE                      CONTINUED

STATEMENT OF INVESTMENTS            NATIONWIDE SMALL CAP FUND continued
--------------------------------------------------------------------------------
(UNAUDITED)                              APRIL 30, 2001

     SHARES        SECURITY                                           VALUE
     COMMON STOCK  (CONTINUED)
--------------------------------------------------------------------------------
     EDUCATIONAL SERVICES  (0.5%)

         6,700    Sylvan Learning Systems, Inc.(*)                 $ 135,474
                                                                 -----------
--------------------------------------------------------------------------------
     ELECTRONICS  (5.4%)

         5,800    Audiovox Corp.(*)                                   48,430
         2,500    Belden, Inc.                                        59,025
         1,800    Coherent, Inc.(*)                                   71,100
         2,500    DDI Corp.(*)                                        61,425
         1,800    Elantec Semiconductor, Inc.(*)                      59,796
         3,500    Electro Scientific Industries, Inc.(*)             125,405
         2,600    Exar Corp.(*)                                       75,660
         4,500    Harman International Industries, Inc.              142,875
         5,200    Measurement Specialties, Inc.(*)                   113,932
         1,600    Microsemi Corp.(*)                                  61,376
         4,050    Park Electrochemical Corp.                          95,175
         7,000    Pioneer-Standard Electronics, Inc.                  84,000
         2,700    Planar Systems, Inc.(*)                             63,072
         3,600    Power Integrations, Inc.(*)                         67,176
         4,000    Richardson Electronics Ltd.                         51,040
         2,200    Rogers Corp.(*)                                     62,700
         3,600    Sensormatic Electronics Corp.(*)                    52,200
         4,600    Ultratech Stepper, Inc.(*)                         132,158
         4,500    Universal Electronics, Inc.(*)                      86,220
                                                                 -----------
                                                                   1,512,765
                                                                 -----------
--------------------------------------------------------------------------------
     ENERGY  (0.2%)

         1,800    Energy Conversion Devices, Inc.(*)                  48,888
                                                                 -----------
--------------------------------------------------------------------------------
     ENTERTAINMENT  (1.4%)

         2,800    Activision, Inc.(*)                                 76,328
         5,300    Media General, Inc.                                254,718
         6,400    Topps Co., Inc.(*)                                  63,040
                                                                 -----------
                                                                     394,086
                                                                 -----------
--------------------------------------------------------------------------------
     FINANCIAL / BANKS  (7.6%)

         3,800    Boston Private Financial Holdings, Inc.             74,480
         1,900    Corus Bankshares, Inc.                              97,375
         5,300    Downey Financial Corp.                             228,112
        11,400    East West Bancorp, Inc.                            236,664
         4,500    GBC Bancorp                                        111,825
         4,700    Greater Bay Bancorp                                128,357
         1,200    Investors Financial Services Corp.                  85,848
         2,500    PFF Bancorp                                         54,125
         9,345    Provident Bankshares Corp.                         209,141
         2,800    R & G Financial Corp. Class B                       54,544
         4,500    Southwest Bancorp of Texas, Inc.(*)                150,750
         9,600    Sterling Bancshares, Inc.                          173,088
         5,400    UCBH Holdings, Inc.                                149,148
         9,790    Washington Federal, Inc.                           249,742
         4,100    West America Bank Corp.                            150,060
                                                                 -----------
                                                                   2,153,259
                                                                 -----------
--------------------------------------------------------------------------------
     FINANCIAL / MISCELLANEOUS  (3.5%)

         6,700    Americredit Corp.(*)                               310,612
         4,800    Eaton Vance Corp.                                  155,040
         3,300    FirstFed Financial Corp.(*)                         99,000
         3,300    Metris Cos., Inc.                                   99,000
         3,700    Silicon Valley Bancshares(*)                        92,722
         3,685    Southwest Securities Group, Inc.                    81,623


       SHARES        SECURITY                      VALUE
      Common Stock  (continued)

--------------------------------------------------------------------------------
     FINANCIAL / MISCELLANEOUS  (CONTINUED)

          3,600    Triad Guaranty, Inc.(*)                        $  127,476
                                                                 -----------
                                                                     965,473
                                                                 -----------
--------------------------------------------------------------------------------
     FOOD & RELATED  (0.9%)

          2,600    Constellation Brands, Inc.(*)                     169,650
          4,500    Dole Food Co.                                      67,500
                                                                 -----------
                                                                     237,150
                                                                 -----------
--------------------------------------------------------------------------------
     HEALTHCARE  (6.3%)

          4,200    Apria Healthcare Group, Inc.(*)                   109,074
            800    Cephalon, Inc.(*)                                  50,960
          3,400    Cooper Co., Inc.                                  150,960
          5,700    Cytyc Corp.(*)                                    134,235
          3,300    Datascope Corp.                                   125,004
          1,100    Diagnostic Products Corp.                          72,347
          3,500    Enzon, Inc.(*)                                    208,670
         11,900    Health Net, Inc.(*)                               256,445
          4,400    Mentor Corp.                                      101,200
          2,700    Mid Atlantic Medical Services, Inc.(*)             54,891
          4,300    PacifiCare Health Systems, Inc.(*)                152,177
          1,800    PolyMedica, Corp.(*)                               48,888
          2,200    Sunrise Assisted Living, Inc.(*)                   49,522
          2,200    Universal Health Services, Inc.(*)                197,472
          1,900    Zoll Medical Corp.(*)                              46,588
                                                                 -----------
                                                                   1,758,433
                                                                 -----------
--------------------------------------------------------------------------------
     HOTELS / MOTELS  (1.3%)

          9,700    Aztar Corp.(*)                                    125,809
          7,600    Felcor Lodging Trust, Inc.                        167,124
          2,000    Hotel Reservations Network, Inc. Class A(*)        62,500
                                                                 -----------
                                                                     355,433
                                                                 -----------
--------------------------------------------------------------------------------
     INSURANCE  (2.3%)

          2,000    Delphi Financial Group, Inc.                       63,540
          3,500    Everest Re Group Ltd.                             223,475
          3,300    LandAmerica Financial Group, Inc.                  99,000
          1,300    Stancorp Financial Group, Inc.                     59,449
          4,500    W.R. Berkley Corp.                                182,340
                                                                 -----------
                                                                     627,804
                                                                 -----------
--------------------------------------------------------------------------------
     INTERNET  (0.9%)

          2,400    eSPEED, Inc.(*)                                    64,320
         10,300    NextCard, Inc.(*)                                 111,549
          2,500    Retek, Inc.(*)                                     72,225
                                                                 -----------
                                                                     248,094
                                                                 -----------
--------------------------------------------------------------------------------
     LEISURE PRODUCTS  (0.9%)

          3,700    Callaway Golf Co.                                  89,762
          4,500    Direct Focus, Inc.(*)                             153,360
                                                                 -----------
                                                                     243,122
                                                                 -----------

CONTINUED                                                    NATIONWIDE       13

STATEMENT OF INVESTMENTS         NATIONWIDE SMALL CAP FUND CONTINUED
(UNAUDITED)                                 APRIL 30, 2001

     SHARES        SECURITY                                      VALUE
     COMMON STOCK  (CONTINUED)

--------------------------------------------------------------------------------
     MACHINERY  (3.8%)

          2,000    Engineered Support Systems, Inc.              $     53,020
          2,000    Flowserve Corp.(*)                                  56,600
          5,100    Graco, Inc.                                        139,740
          2,700    Imation Corp.(*)                                    62,289
          5,500    Kulicke & Soffa Industries, Inc.(*)                 92,125
          2,500    Lincoln Electric Holdings, Inc.                     51,000
          1,800    Manitowoc Co., Inc.                                 49,500
         10,400    Stewart & Stevenson Services, Inc.                 232,440
          1,800    Tecumseh Products Co.                               88,740
          4,800    Toro Co.                                           221,520
                                                                   ----------
                                                                    1,046,974
                                                                   ----------

--------------------------------------------------------------------------------
     MANUFACTURING  (1.2%)

          2,500    Cabot Microelectronics Corp.(*)                    160,050
          2,200    Lear Corp.(*)                                       79,200
          2,600    Roper Industries, Inc.                             108,680
                                                                   ----------
                                                                      347,930
                                                                   ----------
--------------------------------------------------------------------------------
     MEDICAL  (1.8%)

          2,000    Albany Molecular Research, Inc.(*)                  63,060
          1,700    Barr Laboratories, Inc.(*)                          98,515
          4,200    CHRONIMED,  Inc.(*)                                 32,802
          2,800    Edwards Lifesciences Corp.(*)                       60,620
          2,300    Henry Schein, Inc.(*)                               88,366
          2,400    IDX Systems Corp.(*)                                49,824
          1,600    Varian Medical Systems, Inc.(*)                    110,240
                                                                   ----------
                                                                      503,427
                                                                   ----------
--------------------------------------------------------------------------------
     METALS  (1.7%)

          5,800    Century Aluminum Co.                               129,050
          6,200    Cleveland Cliffs, Inc.                             119,226
         11,900    Freeport-McMoRan Copper & Gold, Inc.(*)            168,504
          4,500    Ryerson Tull, Inc.                                  49,230
                                                                   ----------
                                                                      466,010
                                                                   ----------
--------------------------------------------------------------------------------
     OIL & GAS  (5.7%)

          1,700    Cross Timbers Oil Co.                               46,155
          5,100    Energen Corp.                                      189,465
          3,600    Equitable Resources, Inc.                          288,000
          3,000    Key Production Co., Inc.(*)                         67,350
          2,300    Lone Star Technologies, Inc.(*)                    121,210
          4,300    Patina Oil & Gas Corp.                             111,800
          6,500    People's Energy Corp.                              258,375
          8,400    UGI Corp.                                          222,180
          4,000    Valero Energy Corp.                                192,640
          4,100    Vintage Petroleum, Inc.                             84,706
                                                                   ----------
                                                                    1,581,881
                                                                   ----------

--------------------------------------------------------------------------------
     OIL / INTERNATIONAL  (0.4%)

          2,500    HS Resources, Inc.(*)                              124,050
                                                                   ----------
--------------------------------------------------------------------------------
     OIL EQUIPMENT & SERVICES  (1.7%)

          3,200    Helmerich & Payne, Inc.                            163,936
          2,400    Marine Drilling Cos., Inc.(*)                       71,928



     SHARES        SECURITY                                       VALUE
     COMMON STOCK  (CONTINUED)

--------------------------------------------------------------------------------
     OIL EQUIPMENT & SERVICES  (CONTINUED)

          2,000    Mitchell Energy & Development
                    Corp. Class A                                 $   111,000
          1,600    Penn Virginia Corp.                                 71,200
          3,300    Pioneer Natural Resources Co.(*)                    63,063
                                                                   ----------
                                                                      481,127
                                                                   ----------
--------------------------------------------------------------------------------
     PACKAGING  (0.5%)

          2,900    Ball Corp.                                         133,400
                                                                   ----------
--------------------------------------------------------------------------------
     PRINTING & PUBLISHING  (0.5%)

          5,000    R. R. Donnelley Corp.(*)                           142,500
                                                                   ----------
--------------------------------------------------------------------------------
     REAL ESTATE  (6.4%)

          3,900    Bedford Property Investors, Inc.                    74,373
          5,800    Boykin Lodging Co.                                  67,512
          2,900    Camden Property Trust                               96,570
          6,100    Capital Automotive REIT                             96,746
          5,500    Essex Property Trust, Inc.                         258,500
          4,300    Gables Residential Trust                           123,840
          5,500    Highwood Properties, Inc.                          141,350
          2,400    IndyMac Mortgage Holdings, Inc.(*)                  54,960
         14,500    JDN Realty Corp.                                   170,955
          3,900    Kilroy Realty Corp.                                103,545
          3,600    LNR Property Corp.                                 102,600
          6,100    Shurgard Storage Centers, Inc.                     165,676
          5,300    SL Green Realty Corp.                              151,633
          2,800    Smith Charles E Residential Realty, Inc.           126,000
          3,200    Sovran Self Storage, Inc.                           78,880
                                                                   ----------
                                                                    1,813,140
                                                                   ----------

--------------------------------------------------------------------------------
     RESTAURANTS  (1.9%)

          1,900    Applebee's International, Inc.                      79,610
          7,500    CBRL Group, Inc.                                   148,125
          3,800    Jack in the Box, Inc.(*)                           100,586
          1,600    Krispy Kreme Doughnuts, Inc.(*)                     65,024
          4,800    Landry's Seafood Restaurants, Inc.                  58,176
          2,400    Panera Bread Co.(*)                                 72,480
                                                                   ----------
                                                                      524,001
                                                                   ----------
--------------------------------------------------------------------------------
     RETAIL  (5.6%)

          3,100    Barnes & Noble, Inc.(*)                             98,549
          5,300    Casey's General Stores, Inc.                        63,918
          5,100    Cato Corp. Class A                                  89,913
          5,400    Central Garden & Pet Co.(*)                         51,678
          1,300    Chico's FAS, Inc.(*)                                57,993
          2,200    Coldwater Creek, Inc.(*)                            43,010
          4,600    Copart, Inc.(*)                                    105,386
          2,700    Dillard's, Inc. Class A                             45,738
          4,700    Footstar, Inc.(*)                                  171,550
          1,900    Fred's, Inc.                                        48,070
          3,800    Gadzooks, Inc.(*)                                   76,950
          6,000    Genesco, Inc.(*)                                   171,600
          3,100    K-Swiss, Inc. Class A                               73,656
          2,300    Payless Shoesource, Inc.(*)                        146,625
          2,000    Scholastic Corp.(*)                                 83,480

14     NATIONWIDE                      CONTINUED

STATEMENT OF INVESTMENTS                 NATIONWIDE SMALL CAP FUND CONTINUED
(UNAUDITED)                                        APRIL 30, 2001

     SHARES        SECURITY                                        VALUE
     COMMON STOCK  (CONTINUED)

--------------------------------------------------------------------------------
     RETAIL  (CONTINUED)

         6,400    Spiegel Class A                                 $    42,560
        13,100    Value City Department Stores, Inc.(*)               107,158
         2,900    Zale Corp.(*)                                        96,744
                                                                   ----------
                                                                    1,574,578
                                                                   ----------

--------------------------------------------------------------------------------
     SEMICONDUCTORS  (1.2%)

           900    DuPont Photomask, Inc.(*)                            50,220
         3,100    Electroglas, Inc.(*)                                 48,546
         6,800    ESS Technology, Inc.(*)                              46,852
         2,700    FEI Co.(*)                                           70,767
         4,900    Pixelworks, Inc.(*)                                 111,230
                                                                   ----------
                                                                      327,615
                                                                   ----------
--------------------------------------------------------------------------------
     SERVICES  (2.7%)

         5,100    ADVO, Inc.(*)                                       165,699
         2,100    American Management Systems, Inc.(*)                 44,205
         1,500    BlackRock, Inc.(*)                                   50,700
         1,400    Corporate Executive Board Co.(*)                     46,536
         1,200    CSG Systems International, Inc.(*)                   69,852
         2,500    Jefferies Group, Inc.                                80,375
         1,800    MemberWorks, Inc.(*)                                 44,352
         2,900    Modis Professional Services, Inc.(*)                144,130
         1,350    Netegrity, Inc.(*)                                   53,987
         4,100    Sybase, Inc.(*)                                      64,575
                                                                   ----------
                                                                      764,411
                                                                   ----------
--------------------------------------------------------------------------------
     STEEL  (1.0%)

         2,200    Carpenter Technology Corp.                           57,640
         1,200    Shaw Group, Inc.(*)                                  68,400
         2,200    Stillwater Mining Co.(*)                             67,254
         6,500    Worthington Industries, Inc.                         77,675
                                                                   ----------
                                                                      270,969
                                                                   ----------
--------------------------------------------------------------------------------
     TELECOMMUNICATIONS  (4.7%)

         4,500    Anixter International, Inc.(*)                      118,575
         4,000    Applied Innovation, Inc.(*)                          48,400
         4,300    Avid Technology, Inc.(*)                             74,605
         2,600    Commonwealth Telephone
                   Enterprises, Inc.(*)                                87,984
         5,600    General Cable Corp.                                  66,696
         7,600    General Communication, Inc.(*)                       71,896
         7,500    Illuminet Holdings, Inc.(*)                         224,775
         1,300    Metro One Telecommunications, Inc.(*)                55,029
         3,300    NTELOS, Inc.(*)                                      66,396
         5,100    Performance Technologies, Inc.(*)                    65,025
         2,400    Plantronics, Inc.(*)                                 46,944
         3,600    Symmetricom, Inc.(*)                                 52,308
         3,000    Tech Data Corp.(*)                                  104,580
         4,200    Tetra Technology, Inc.(*)                           102,564
         3,100    Ulticom, Inc(*)                                      62,930
         9,700    US LEC Corp. Class A(*)                              51,410
                                                                   ----------
                                                                    1,300,117
                                                                   ----------

     SHARES        SECURITY                      VALUE
     COMMON STOCK  (CONTINUED)

--------------------------------------------------------------------------------
     TIRE & Rubber  (0.1%)

         1,200    Bandag, Inc.                                $        35,964
                                                                   ----------
--------------------------------------------------------------------------------
     TOBACCO  (0.7%)

         4,800    Universal Corp.                                     185,760
                                                                   ----------
--------------------------------------------------------------------------------
     TRANSPORTATION  (3.6%)

         3,200    Alexander & Baldwin, Inc.                            72,224
         4,700    Arkansas Best Corp.(*)                               92,355
         7,000    Dollar Thrifty Automotive Group, Inc.(*)            154,700
         3,200    Landstar System, Inc.(*)                            208,960
         5,100    Offshore Logistics, Inc.(*)                         135,150
         2,700    Oshkosh Truck Corp.                                 105,246
         1,400    Rent-A-Center, Inc.(*)                               50,680
         4,400    Roadway Express, Inc.                               107,360
         4,800    Yellow Corp.(*)                                      87,504
                                                                   ----------
                                                                    1,014,179
                                                                   ----------
--------------------------------------------------------------------------------
     TRAVEL  (0.4%)

         3,500    Travelocity.com, Inc.(*)                            104,825
                                                                   ----------
--------------------------------------------------------------------------------
     UTILITIES  (2.0%)

         7,300    AGL Resources, Inc.                                 166,805
         6,400    ALLETE                                              155,968
         3,000    Cleco Corp.                                         135,000
         2,700    Hawaiian Electric Industries, Inc.                  100,386
                                                                   ----------
                                                                      558,159
                                                                   ----------
     TOTAL COMMON STOCK                                            28,795,793
                                                                   ----------

     TOTAL INVESTMENTS (COST $25,680,793) (a) - (103.2%)           28,795,793
     LIABILITIES IN EXCESS OF OTHER ASSETS - (-3.2%)                 (904,840)
                                                                   ----------
     TOTAL NET ASSETS - (100.0%)                                  $27,890,953
                                                                 ============

--------------------------------------------------------------------------------
(a)   REPRESENTS COST FOR FEDERAL INCOME TAX AND FINANCIAL REPORTING
      PURPOSES AND DIFFERS FROM VALUE BY NET UNREALIZED APPRECIATION OF SECURITIES AS FOLLOWS:
      UNREALIZED APPRECIATION      $ 4,845,433
      UNREALIZED DEPRECIATION       (1,730,433)
                                   -----------
      NET UNREALIZED APPRECIATION  $ 3,115,000
                                   ===========

(*) DENOTES A NON-INCOME PRODUCING SECURITY.

REIT - REAL ESTATE INVESTMENT TRUST

SEE NOTES TO FINANCIAL STATEMENTS.

                                                          NATIONWIDE       15

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
(UNAUDITED)                                          APRIL 30, 2001


                                                                             NATIONWIDE      NATIONWIDE     NATIONWIDE
                                                                              LARGE CAP       LARGE CAP      SMALL CAP
                                                                            GROWTH FUND      VALUE FUND           FUND
ASSETS:
Investments, at value (cost $58,023,370; $34,054,248 and $25,680,793;
 respectively)                                                              $48,868,004     $36,496,299     $28,795,793
Repurchase agreements, at cost                                                  730,000               -               -
                                                                            -----------     -----------     -----------
Total Investments                                                            49,598,004      36,496,299      28,795,793
                                                                            -----------     -----------     -----------
Cash                                                                            320,497               -               -
Interest and dividends receivable                                                11,177          38,141          10,514
Receivable for investments sold                                                      60               -               -
Receivable from adviser                                                          34,325          11,579          16,590
Prepaid expenses and other assets                                                     -           9,458           4,722
                                                                            -----------     -----------     -----------
     Total Assets                                                            49,964,063      36,555,477      28,827,619
                                                                            -----------     -----------     -----------
LIABILITIES:
Payable to custodian for line of credit                                               -         462,870         874,385
Net payable for variation margin on futures contracts                             3,703               -               -
Accrued expenses and other payables
   Investment advisory fees                                                      30,908          21,762          21,266
   Fund administration fees                                                       6,164           6,164           6,164
   Transfer agent fees                                                           22,938           4,527           4,994
   Distribution fees                                                              9,504           6,405           5,172
   Administrative servicing fees                                                  4,455           3,770           2,769
   Other                                                                         18,944          13,817          21,916
                                                                            -----------     -----------     -----------
     Total Liabilities                                                           96,616         519,315         936,666
                                                                            -----------     -----------     -----------
NET ASSETS                                                                  $49,867,447     $36,036,162     $27,890,953
                                                                            ===========     ===========     ===========
REPRESENTED BY:
Capital                                                                     $62,204,799     $32,427,723     $26,269,574
Accumulated net investment income (loss)                                       (112,044)         21,496           5,561
Accumulated net realized gains (losses) from investments and futures
 transactions                                                                (3,083,068)      1,144,892      (1,499,182)
Net unrealized appreciation (depreciation) on investments and futures        (9,142,240)      2,442,051       3,115,000
                                                                            -----------     -----------     -----------
NET ASSETS                                                                  $49,867,447     $36,036,162     $27,890,953
                                                                            ===========     ===========     ===========
NET ASSETS:
Class A Shares                                                              $38,954,924     $30,121,824     $23,303,283
Class B Shares                                                                2,650,599         562,628         847,476
Class C Shares                                                                    1,797           4,042(a)        1,980(b)
Institutional Service Class Shares                                            8,260,127       5,347,668       3,738,214
                                                                            -----------     -----------     -----------
Total                                                                       $49,867,447     $36,036,162     $27,890,953
                                                                            ===========     ===========     ===========
SHARES OUTSTANDING (unlimited number of shares authorized)
Class A Shares                                                                3,867,256       2,604,315       1,983,647
Class B Shares                                                                  269,102          49,165          73,051
Class C Shares                                                                      182             352(a)          170(b)
Institutional Service Class Shares                                              815,715         461,542         317,181
                                                                            -----------     -----------     -----------
Total                                                                         4,952,255       3,115,374       2,374,049
                                                                            ===========     ===========     ===========
NET ASSET VALUE:
Class A Shares                                                              $     10.07     $     11.57     $     11.75
Class B Shares*                                                             $      9.85     $     11.44     $     11.60
Class C Shares**                                                            $      9.87     $     11.47     $     11.62
Institutional Service Class Shares                                          $     10.13     $     11.59     $     11.79
MAXIMUM OFFERING PRICE PER SHARE (100%/(100%-Maximum Sales Charge) of
 net asset value adjusted to the nearest cent)
Class A Shares                                                              $     10.68     $     12.28     $     12.47
Class C Shares                                                              $      9.97     $     11.59     $     11.74
                                                                            -----------     -----------     -----------
Maximum Sales Charge - Class A Shares                                              5.75%           5.75%           5.75%
                                                                            ===========     ===========     ===========
Maximum Sales Charge - Class C Shares                                              1.00%           1.00%           1.00%
                                                                            ===========     ===========     ===========


(a)  NET ASSETS ARE ACTUALLY $4,042.21 AND SHARES OUTSTANDING ARE 352.282
     SHARES.
(b)  NET ASSETS ARE ACTUALLY $1,980.26 AND SHARES OUTSTANDING ARE 170.409
     SHARES.
* FOR CLASS B SHARES, THE REDEMPTION PRICE PER SHARE VARIES BY LENGTH OF TIME SHARES ARE HELD AND ARE NOT SUBJECT TO A FRONT-END SALES CHARGE.
** FOR CLASS C SHARES, THE REDEMPTION PRICE PER SHARE IS 1.00% FOR SHARES HELD LESS THAN ONE YEAR AND ARE ALSO SUBJECT TO A FRONT-END SALES CHARGE.

SEE NOTES TO FINANCIAL STATEMENTS.

16 NATIONWIDE

STATEMENTS of Operations                                                 [PHOTO]
(UNAUDITED)             FOR THE SIX MONTHS ENDED APRIL 30, 2001

                                                                                    NATIONWIDE       NATIONWIDE        NATIONWIDE
                                                                                     LARGE CAP        LARGE CAP         SMALL CAP
                                                                                   GROWTH FUND       VALUE FUND              FUND
                                                                                   ------------     ------------      ------------

INVESTMENT INCOME:
Interest income                                                                    $     70,773     $     53,284      $     12,043
Dividend income                                                                         118,296          318,992           176,524
                                                                                   ------------     ------------      ------------
   Total Income                                                                         189,069          372,276           188,567
                                                                                   ------------     ------------      ------------

EXPENSES:
Investment advisory fees                                                                198,514          126,647           133,372
Fund administration fees                                                                 37,192           37,192            37,192
Distribution fees Class A                                                                47,580           36,436            28,483
Distribution fees Class B                                                                13,646            2,224             3,918
Distribution fees Class C                                                                     1                2                 1
Administrative servicing fees Class A                                                    25,530           20,628            15,762
Administrative servicing fees Institutional Service Class                                 9,112            4,856             5,093
Accounting fees                                                                           6,412            1,978             7,195
Transfer agent fees                                                                      50,312            9,841            15,112
Trustees' fees                                                                              979              620               521
Professional fees                                                                         7,547            5,689             5,147
Custodian fees                                                                            6,793            3,905             6,473
Insurance fees                                                                              208              135               116
Registration and filing fees                                                             11,680           14,672            12,011
Printing                                                                                 46,565            8,146            12,503
Other                                                                                       478              540               823
                                                                                   ------------     ------------      ------------
   Total expenses before waived or reimbursed expenses                                  462,549          273,511           283,722
Expenses waived or reimbursed                                                          (161,436)         (80,786)          (94,640)
                                                                                   ------------     ------------      ------------
   Total Expenses                                                                       301,113          192,725           189,082
                                                                                   ------------     ------------      ------------
 NET INVESTMENT INCOME (LOSS)                                                          (112,044)         179,551              (515)
                                                                                   ------------     ------------      ------------
 REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
 Net realized gains (losses) on investment and futures transactions                  (2,860,706)       2,070,946        (1,390,360)
 Net change in unrealized appreciation/depreciation
    on investments and futures                                                      (12,241,127)        (202,776)          937,990
                                                                                   ------------     ------------      ------------
 Net realized/unrealized gains (losses) on investments
    and futures                                                                     (15,101,833)       1,868,170          (452,370)
                                                                                   ------------     ------------      ------------
 CHANGE IN NET ASSETS FROM OPERATIONS                                              $(15,213,877)    $  2,047,721      $   (452,885)
                                                                                   ============     ============      ============


 SEE NOTES TO FINANCIAL STATEMENTS.

                                                            NATIONWIDE       17

STATEMENTS of Changes in Net Assets

                                                              NATIONWIDE LARGE CAP            NATIONWIDE LARGE CAP
                                                                   GROWTH FUND                       VALUE FUND
                                                         SIX MONTHS                       SIX MONTHS
                                                             ENDED                             ENDED
                                                          APRIL 30,       YEAR ENDED       APRIL 30,     YEAR ENDED
                                                               2001      OCTOBER 31,            2001    OCTOBER 31,
                                                         (UNAUDITED)            2000     (UNAUDITED)           2000
                                                        ------------    ------------    ------------    ------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                            $   (112,044)   $   (169,205)   $    179,551    $    434,342
Net realized gains (losses) on investments and
   futures transactions                                   (2,860,706)      2,152,104       2,070,946        (715,035)
Net change in unrealized appreciation/depreciation on
   investments and futures                               (12,241,127)        614,277        (202,776)      3,368,452
                                                        ------------    ------------    ------------    ------------
Change in net assets from operations                     (15,213,877)      2,597,176       2,047,721       3,087,759
                                                        ------------    ------------    ------------    ------------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:
Net investment income                                           --              --          (157,551)       (387,356)
Net realized gains on investments                         (1,517,366)       (473,445)           --              --
In excess of net realized gains on investments                  --              --              --          (106,016)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS FROM:
Net investment income                                           --              --              (822)         (3,544)
Net realized gains on investments                           (116,018)        (21,460)           --              --
In excess of net realized gains on investments                  --              --              --              (760)
DISTRIBUTIONS TO INSTITUTIONAL SERVICE CLASS
SHAREHOLDERS FROM:
Net investment income                                           --              --           (24,469)        (19,424)
In excess of net investment income                              --              --              --              --
Net realized gains on investments                           (353,855)        (77,685)           --              --
In excess of net realized gains on investments                  --              --              --            (3,146)
                                                        ------------    ------------    ------------    ------------
Change in net assets from shareholder distributions       (1,987,239)       (572,590)       (182,842)       (520,246)
                                                        ------------    ------------    ------------    ------------
Change in net assets from capital transactions            13,287,484      12,573,178       1,392,258       3,418,456
                                                        ------------    ------------    ------------    ------------
Change in net assets                                      (3,913,632)     14,597,764       3,257,137       5,985,969
NET ASSETS:
Beginning of period                                       53,781,079      39,183,315      32,779,025      26,793,056
                                                        ------------    ------------    ------------    ------------
End of period                                           $ 49,867,447    $ 53,781,079    $ 36,036,162    $ 32,779,025
                                                        ============    ============    ============    ============

                                                                NATIONWIDE SMALL
                                                                      CAP FUND
                                                            SIX MONTHS
                                                                 ENDED
                                                             APRIL 30,      YEAR ENDED
                                                                  2001     OCTOBER 31,
                                                           (UNAUDITED)            2000
                                                          ------------    ------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                              $       (515)   $    (40,695)
Net realized gains (losses) on investments and
   futures transactions                                     (1,390,360)      2,404,176
Net change in unrealized appreciation/depreciation on
   investments and futures                                     937,990       1,776,087
                                                          ------------    ------------
Change in net assets from operations                          (452,885)      4,139,568
                                                          ------------    ------------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:
Net investment income                                             --               (15)
Net realized gains on investments                           (2,009,324)       (174,519)
In excess of net realized gains on investments                    --              --
DISTRIBUTIONS TO CLASS B SHAREHOLDERS FROM:
Net investment income                                             --              --
Net realized gains on investments                              (67,048)         (2,311)
In excess of net realized gains on investments                    --              --
DISTRIBUTIONS TO INSTITUTIONAL SERVICE CLASS
SHAREHOLDERS FROM:
Net investment income                                             --              (368)
In excess of net investment income                                --              --
Net realized gains on investments                             (374,497)        (17,615)
In excess of net realized gains on investments                    --              --
                                                          ------------    ------------
Change in net assets from shareholder distributions         (2,450,869)       (194,828)
                                                          ------------    ------------
Change in net assets from capital transactions               1,933,714       3,111,977
                                                          ------------    ------------
Change in net assets                                          (970,040)      7,056,717
NET ASSETS:
Beginning of period                                         28,860,993      21,804,276
                                                          ------------    ------------
End of period                                             $ 27,890,953    $ 28,860,993
                                                          ============    ============

   SEE NOTES TO FINANCIAL STATEMENTS.

18     NATIONWIDE

FINANCIAL Highlights                                                    [PHOTO]
                SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

                                                         CLASS A SHARES                              CLASS B SHARES
                                            SIX MONTHS                                   SIX MONTHS
NATIONWIDE LARGE CAP GROWTH FUND                 ENDED                                        ENDED
                                             APRIL 30,     YEAR ENDED   PERIOD ENDED      APRIL 30,    YEAR ENDED   PERIOD ENDED
                                                  2001    OCTOBER 31,    OCTOBER 31,           2001    OCTOBER 31,    OCTOBER 31,
                                           (UNAUDITED)           2000        1999(a)    (UNAUDITED)           2000        1999(a)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE--BEGINNING OF YEAR          $    14.37      $    13.58   $    10.00      $    14.18       $    13.50  $    10.00
                                            ----------      ----------   ----------      ----------       ----------  ----------
INVESTMENT ACTIVITIES:
Net investment income (loss)                     (0.02)          (0.04)       (0.04)          (0.06)           (0.06)      (0.12)
Net realized and unrealized gains
  (losses) on investments                        (3.79)           1.03         3.62           (3.78)            0.94        3.62
                                            ----------      ----------   ----------      ----------       ----------  ----------
   Total investment activities                   (3.81)           0.99         3.58           (3.84)            0.88        3.50
                                            ----------      ----------   ----------      ----------       ----------  ----------
DISTRIBUTIONS:
Net realized gains                               (0.49)          (0.20)       --              (0.49)           (0.20)     --
                                            ----------      ----------   ----------      ----------       ----------  ----------
   Total distributions                           (0.49)          (0.20)       --              (0.49)           (0.20)     --
                                            ----------      ----------   ----------      ----------       ----------  ----------
Net increase (decrease) in net asset
   value                                         (4.30)           0.79         3.58           (4.33)            0.68        3.50
                                            ----------      ----------   ----------      ----------       ----------  ----------
NET ASSET VALUE--END OF PERIOD              $    10.07      $    14.37   $    13.58      $     9.85       $    14.18  $    13.50
                                            ==========      ==========   ==========      ==========       ==========  ==========

    Total Return (excluding sales charge)       (27.02%)(b)       7.26%       35.80%(b)      (27.60%)(b)        6.48%      35.00%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)           $   38,955      $   40,643   $   33,410      $    2,651       $    3,234  $    1,179
Ratio of expenses to average net assets           1.20%(c)        1.20%        1.20%(c)        1.95%(c)         1.95%       1.95%(c)
Ratio of net investment income to average
   net assets                                   (0.44%)(c)      (0.33%)      (0.27%)(c)      (1.17%)(c)       (1.06%)     (0.97%)(c)
Ratio of expenses to average net assets(*)        1.81%(c)        1.74%        1.69%(c)        3.59%(c)         3.33%       5.26%(c)
Portfolio turnover(**)                           40.04%          86.68%       65.27%          40.04%           86.68%      65.27%
------------------------------------------------------------------------------------------------------------------------------------
                                                                  CLASS C SHARES       INSTITUTIONAL SERVICE CLASS SHARES
                                                                                    SIX MONTHS
                                                                   PERIOD ENDED         ENDED
                                                                      APRIL 30,      APRIL 30,       YEAR ENDED    PERIOD ENDED
                                                                       2001(D)+           2001       OCTOBER 31,     OCTOBER 31,
                                                                     (UNAUDITED)    (UNAUDITED)             2000         1999(a)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE--BEGINNING OF YEAR                                    $    9.91      $   14.41         $   13.60      $   10.00
                                                                      ---------      ---------         ---------      ---------
INVESTMENT ACTIVITIES:
Net investment income                                                     (0.03)         (0.02)            (0.03)         (0.01)
Net realized and unrealized gains (losses) on investments                 (0.01)         (3.77)             1.04           3.61
                                                                      ---------      ---------         ---------      ---------
    Total investment activities                                           (0.04)         (3.79)             1.01           3.60
                                                                      ---------      ---------         ---------      ---------
DISTRIBUTIONS:
Net realized gains                                                         --            (0.49)            (0.20)          --
                                                                      ---------      ---------         ---------      ---------
    Total distributions                                                    --            (0.49)            (0.20)          --
                                                                      ---------      ---------         ---------      ---------
Net increase (decrease) in net asset value                                (0.04)         (4.28)             0.81           3.60
                                                                      ---------      ---------         ---------      ---------
NET ASSET VALUE--END OF PERIOD                                        $    9.87      $   10.13         $   14.41      $   13.60
                                                                      =========      =========         =========      =========

    Total Return (excluding sales charge)                                 (0.40%)(b)    (26.79%)(b)         7.40%         36.00%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)                                     $       2      $   8,260         $   9,904      $   4,594
Ratio of expenses to average net assets                                    1.78%(c)       1.05%(c)          1.05%          1.05%(c)
Ratio of net investment income to average net assets                      (1.56%)(c)     (0.29%)(c)        (0.17%)        (0.09%)(c)
Ratio of expenses to average net assets(*)                                 2.40%(c)       1.56%(c)          1.54%          3.46%(c)
Portfolio turnover(**)                                                    40.04%         40.04%            86.68%         65.27%
------------------------------------------------------------------------------------------------------------------------------------


 *   DURING THE PERIOD CERTAIN FEES WERE WAIVED AND/OR REIMBURSED. IF
     SUCH WAIVERS/REIMBURSEMENTS HAD NOT OCCURRED, THE RATIOS WOULD HAVE BEEN AS INDICATED.
 **  PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS
     A WHOLE WITHOUT DISTINGUISHING AMONG THE CLASSES OF SHARES.
  +  NET INVESTMENT INCOME (LOSS) IS BASED ON AVERAGE SHARES OUTSTANDING
     DURING THE PERIOD.
(a)  FOR THE PERIOD FROM NOVEMBER 2, 1998 (COMMENCEMENT OF
     OPERATIONS) THROUGH OCTOBER 31, 1999.
(b)  NOT ANNUALIZED.
(c)  ANNUALIZED.
(d)  FOR THE PERIOD FROM MARCH 1, 2001 (COMMENCEMENT OF OPERATIONS)
     THROUGH APRIL 30, 2001.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                              NATIONWIDE     19

FINANCIAL Highlights
--------------------------------------------------------------------------------
                SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

                                                           CLASS A SHARES                                 CLASS B SHARES
   NATIONWIDE LARGE CAP VALUE FUND           SIX MONTHS                                    SIX MONTHS
                                                  ENDED                                         ENDED
                                              APRIL 30,      YEAR ENDED   PERIOD ENDED      APRIL 30,    YEAR ENDED   PERIOD ENDED
                                                   2001      OCTOBER 31,    OCTOBER 31,         2001+    OCTOBER 31,   OCTOBER 31,
                                            (UNAUDITED)             2000        1999(a)   (UNAUDITED)          2000        1999(a)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE--BEGINNING OF YEAR           $    10.96       $    10.32    $    10.00       $ 10.84        $ 10.24     $ 10.00
                                             ----------       ----------    ----------       -------        -------     -------
INVESTMENT ACTIVITIES:
Net investment income (loss)                       0.06             0.15          0.07          0.02           0.07       (0.02)
Net realized and unrealized gains
  (losses) on investments                          0.61             0.67          0.32          0.60           0.68        0.27
                                             ----------       ----------    ----------       -------        -------     -------
   Total investment activities                     0.67             0.82          0.39          0.62           0.75        0.25
                                             ----------       ----------    ----------       -------        -------     -------
DISTRIBUTIONS:
Net investment income                             (0.06)           (0.14)        (0.07)        (0.02)         (0.11)      (0.01)
In excess of net realized gains                    --              (0.04)         --            --            (0.04)       --
                                             ----------       ----------    ----------       -------        -------     -------
   Total distributions                            (0.06)           (0.18)        (0.07)        (0.02)         (0.15)      (0.01)
                                             ----------       ----------    ----------       -------        -------     -------
Net increase (decrease) in net asset value         0.61             0.64          0.32          0.60           0.60        0.24
                                             ----------       ----------    ----------       -------        -------     -------
NET ASSET VALUE--END OF PERIOD               $    11.57       $    10.96    $    10.32       $ 11.44        $ 10.84     $ 10.24
                                             ==========       ==========    ==========       =======        =======     =======
   Total Return (excluding sales charge)           6.14%(b)         8.09%         3.86%(b)      5.74%(b)       7.42%       2.50%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)            $   30,122       $   30,726    $   25,883       $   563        $   408     $   155
Ratio of expenses to average net assets            1.15%(c)         1.15%         1.15%(c)      1.90%(c)       1.90%       1.90%(c)
Ratio of net investment income to average
  net assets                                       1.07%(c)         1.47%         0.85%(c)      0.31%(c)       0.70%       0.13%(c)
Ratio of expenses to average net assets*           1.62%(c)         1.77%         1.87%(c)      3.16%(c)       3.56%       5.34%(c)
Portfolio turnover**                              96.63%           88.41%       120.94%        96.63%         88.41%     120.94%

------------------------------------------------------------------------------------------------------------------------------------

                                                           CLASS C SHARES          INSTITUTIONAL SERVICE CLASS SHARES
                                                                                SIX MONTHS
                                                            PERIOD ENDED            ENDED
                                                                APRIL 30,        APRIL 30,       YEAR ENDED    PERIOD ENDED
                                                                 2001(d)+             2001       OCTOBER 31,     OCTOBER 31,
                                                              (UNAUDITED)      (UNAUDITED)             2000+         1999(a)
-----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE--BEGINNING OF YEAR                              $   11.21       $   10.98          $   10.35       $   10.00
                                                                ---------       ---------          ---------       ---------
Investment activities:
Net investment income (loss)                                        (0.01)           0.06               0.16            0.08

Net realized and unrealized gains
  (losses) on investments                                            0.27            0.62               0.67            0.33
                                                                ---------       ---------          ---------       ---------
   Total investment activities                                       0.26            0.68               0.83            0.41
                                                                ---------       ---------          ---------       ---------
DISTRIBUTIONS:
Net investment income                                                --             (0.07)             (0.16)          (0.06)
In excess of net realized gains                                      --              --                (0.04)           --
                                                                ---------       ---------          ---------       ---------
   Total distributions                                               --             (0.07)             (0.20)          (0.06)
                                                                ---------       ---------          ---------       ---------
Net increase (decrease) in net asset value                           0.26            0.61               0.63            0.35
                                                                ---------       ---------          ---------       ---------
NET ASSET VALUE--END OF PERIOD                                  $   11.47       $   11.59          $   10.98       $   10.35
                                                                =========       =========          =========       =========
   Total Return (excluding sales charge)                             2.32%(b)        6.23%(b)           8.20%           4.05%(b)
Ratios/supplemental data:
Net assets at end of period (000)                               $       4       $   5,348          $   1,645       $     755
Ratio of expenses to average net assets                              1.87%(c)        1.00%(c)           1.00%           1.00%(c)
Ratio of net investment income to average
  net assets                                                        (0.69%)(c)       1.10%(c)           1.56%           0.77%(c)
Ratio of expenses to average net assets*                             2.12%(c)        1.43%(c)           1.64%           4.21%(c)
Portfolio turnover**                                                96.63%          96.63%             88.41%         120.94%

----------------------------------------------------------------------------------------------------------------------------------


*   DURING THE PERIOD CERTAIN FEES WERE WAIVED AND/OR REIMBURSED. IF
    SUCH WAIVERS/REIMBURSEMENTS HAD NOT OCCURRED, THE RATIOS WOULD HAVE BEEN AS INDICATED.
**  PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS
    A WHOLE WITHOUT DISTINGUISHING AMONG THE CLASSES OF SHARES.
 +  NET INVESTMENT INCOME (LOSS) IS BASED ON AVERAGE SHARES OUTSTANDING
    DURING THE PERIOD.
(a) FOR THE PERIOD FROM NOVEMBER 2, 1998 (COMMENCEMENT OF
    OPERATIONS) THROUGH OCTOBER 31, 1999.
(b) NOT ANNUALIZED.
(c) ANNUALIZED.
(d) FOR THE PERIOD FROM MARCH 1, 2001 (COMMENCEMENT OF OPERATIONS)
    THROUGH APRIL 30, 2001.

SEE NOTES TO FINANCIAL STATEMENTS.

20     NATIONWIDE

FINANCIAL Highlights                                                     [PHOTO]
--------------------------------------------------------------------------------
                SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING

                                                            CLASS A SHARES                              CLASS B SHARES
                                           SIX MONTHS
NATIONWIDE SMALL CAP FUND                       ENDED                                      SIX MONTHS     YEAR ENDED
                                            APRIL 30,        YEAR ENDED   PERIOD ENDED         ENDED     OCTOBER 31,  PERIOD ENDED
                                                 2001        OCTOBER 31,    OCTOBER 31,     APRIL 30,           2000   OCTOBER 31,
                                           (UNAUDITED)              2000        1999(a)          2001    (UNAUDITED)       1999(a)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE--BEGINNING OF PERIOD        $    13.12        $    11.19     $    10.00       $ 13.02        $ 11.17    $ 10.00
                                            ----------        ----------     ----------       -------        -------    -------
INVESTMENT ACTIVITIES:
Net investment income (loss)                      --               (0.02)          0.03         (0.04)         (0.08)     (0.05)
Net realized and unrealized gains
  (losses) on investments                        (0.29)             2.05           1.19         (0.30)          2.03       1.22
                                            ----------        ----------     ----------       -------        -------    -------
   Total investment activities                   (0.29)             2.03           1.22         (0.34)          1.95       1.17
                                            ----------        ----------     ----------       -------        -------    -------
DISTRIBUTIONS:
Net investment income                             --                --            (0.03)         --             --         --
Net realized gains                               (1.08)            (0.10)          --           (1.08)         (0.10)      --
                                            ----------        ----------     ----------       -------        -------    -------
   Total distributions                           (1.08)            (0.10)         (0.03)        (1.08)         (0.10)      --
                                            ----------        ----------     ----------       -------        -------    -------
Net increase (decrease) in net asset value       (1.37)             1.93           1.19         (1.42)          1.85       1.17
                                            ----------        ----------     ----------       -------        -------    -------
NET ASSET VALUE--END OF PERIOD              $    11.75        $    13.12     $    11.19       $ 11.60        $ 13.02    $ 11.17
                                            ==========        ==========     ==========       =======        =======    =======
   Total Return (excluding sales charge)         (2.10%)(b)        18.25%         12.18%(b)     (2.52%)(b)     17.56%     11.70%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)           $   23,303        $   23,922     $   19,830       $   847        $   748    $   215
Ratio of expenses to average net assets           1.35%(c)          1.35%          1.35%(c)      2.10%(c)       2.10%      2.10%(c)
Ratio of net investment income to average
  net assets                                    (0.01%)(c)        (0.16%)         0.29%(c)     (0.75%)(c)     (0.90%)    (0.46%)(c)
Ratio of expenses to average net assets*          2.00%(c)          2.10%          2.24%(c)      3.69%(c)       3.82%      6.57%(c)
Portfolio turnover**                             43.80%           139.27%         81.24%        43.80%        139.27%     81.24%

-----------------------------------------------------------------------------------------------------------------------------------

                                                        Class C Shares          Institutional Service Class Shares
                                                                          Six Months
                                                         Period Ended          Ended
                                                             April 30,      April 30,    Year Ended   Period Ended
                                                              2001(d)+           2001    October 31,    October 31,
                                                           (Unaudited)    (Unaudited)           2000        1999(a)
--------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE--BEGINNING OF PERIOD                        $   11.33     $   13.15        $   11.20     $   10.00
                                                            ---------     ---------        ---------     ---------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                     0.01          0.01            (0.01)         0.04

Net realized and unrealized gains (losses) on investments        0.28         (0.29)            2.06          1.19
                                                            ---------     ---------        ---------     ---------
   Total investment activities                                   0.29         (0.28)            2.05          1.23
                                                            ---------     ---------        ---------     ---------
DISTRIBUTIONS:
Net investment income                                            --            --               --           (0.03)
Net realized gains                                               --           (1.08)           (0.10)         --
                                                            ---------     ---------        ---------     ---------
   Total distributions                                           --           (1.08)           (0.10)        (0.03)
                                                            ---------     ---------        ---------     ---------
Net increase (decrease) in net asset value                       0.29         (1.36)            1.95          1.20
                                                            ---------     ---------        ---------     ---------
NET ASSET VALUE--END OF PERIOD                              $   11.62     $   11.79        $   13.15     $   11.20
                                                            =========     =========        =========     =========
   Total Return (excluding sales charge)                         2.56%(b)     (2.01%)(b)       18.44%        12.36%(b)
RATIOS/SUPPLEMENTAL DATA:
NET ASSETS AT END OF PERIOD (000)                           $       2     $   3,738        $   4,192     $   1,759
Ratio of expenses to average net assets                         (0.24%)(c)     1.20%(c)         1.20%         1.20%(c)
Ratio of net investment income to average net assets             1.67%(c)      0.14%(c)        (0.01%)        0.39%(c)
Ratio of expenses to average net assets*                         7.13%(c)      1.82%(c)         1.92%         4.87%(c)
Portfolio turnover**                                            43.80%        43.80%          139.27%        81.24%

--------------------------------------------------------------------------------------------------------------------




*   DURING THE PERIOD CERTAIN FEES WERE WAIVED AND/OR REIMBURSED. IF
    SUCH WAIVERS/REIMBURSEMENTS HAD NOT OCCURRED, THE RATIOS WOULD HAVE BEEN AS INDICATED.
**  PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS
    A WHOLE WITHOUT DISTINGUISHING AMONG THE CLASSES OF SHARES.
 +  NET INVESTMENT INCOME (LOSS) IS BASED ON AVERAGE SHARES OUTSTANDING
    DURING THE PERIOD.
(a) FOR THE PERIOD FROM NOVEMBER 2, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 1999.
(b) NOT ANNUALIZED.
(c) ANNUALIZED.
(d) FOR THE PERIOD FROM MARCH 1, 2001 (COMMENCEMENT OF OPERATIONS)
    THROUGH APRIL 30, 2001.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                               NATIONWIDE  21

NOTES to Financial Statements
(UNAUDITED)                              APRIL 30, 2001

1. ORGANIZATION

Nationwide Mutual Funds ("NMF" or the "Trust") is an open-end management investment company. NMF was created under the laws of Ohio as an Ohio business trust pursuant to a Declaration of Trust dated as of October 31, 1997, as subsequently amended, and is registered under the Investment Company Act of 1940, as amended. The Trust operates thirty-five separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the funds listed below (individually the "Fund", collectively the "Funds").

- Nationwide Large Cap Growth Fund (Large Cap Growth) (formerly known as Prestige Large Cap Growth Fund)

- Nationwide Large Cap Value Fund (Large Cap Value) (formerly known as Prestige Large Cap Value Fund)

-    Nationwide Small Cap Fund (Small Cap) (formerly known as Prestige Small Cap
     Fund)

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

 (a) SECURITY VALUATION

Equity securities traded on a national securities exchange are valued at the last quoted sale price as provided by an independent pricing agent. Securities traded in the over-the-counter (OTC) market are valued at the last quoted sale price, or if there is no sale price, the last quoted bid price as provided by an independent pricing agent.

Bonds and other fixed income securities (other than short-term obligations) are valued on the basis of valuations furnished by an independent pricing agent, the use of which has been approved by the Funds' Board of Trustees. If the pricing agent is unable to obtain a readily available market quotation, the security is priced at fair value, under procedures approved by the Funds' Board of Trustees. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

 (b) REPURCHASE AGREEMENTS

The Funds may acquire repurchase agreements with an entity which is a member of the Federal Reserve System or which is a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of the collateral held pursuant to the agreement, at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Funds' custodian, or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

 (c) FUTURES

Certain Funds may invest in financial futures contracts for the purpose of hedging their existing portfolio securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, these Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin", are made each day, depending on the daily fluctuations in the fair value of the underlying security. A gain or loss equal to the daily variation margin is recognized on a daily basis.

Futures contracts may also be entered into for non-hedging purposes. A "sale" of futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A "purchase" of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

 (d) SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on the date the security is purchased or sold ("trade date"). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

22       NATIONWIDE          CONTINUED

NOTES to Financial Statements  CONTINUED                                 [PHOTO]
--------------------------------------------------------------------------------
(UNAUDITED)                              APRIL 30, 2001

  (e) FEDERAL INCOME TAXES

 Each Fund's policy is to qualify or continue to qualify as a regulated investment company under the Internal Revenue Code, and to distribute substantially all taxable income, if any, to its shareholders. Therefore no provision has been made for federal income taxes as it is the intention of the Funds to continue such qualification. To the extent net realized gains are offset through the application of a capital loss carryover, they will not be distributed to shareholders and will be retained by the applicable Fund. Withholding taxes have been paid or provided for in accordance with the applicable tax rates and rules.

  (f) DISTRIBUTIONS TO SHAREHOLDERS

 Net investment income, if any, is declared and paid quarterly and is recorded on the ex-dividend date. Distributable net realized capital gains, if any, are declared and distributed at least annually.

 Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with AICPA (American Institute of Certified Public Accountants) Statement of Position 93-2, permanent differences (i.e. reclassification of market discounts, gain/loss, pay downs, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and net realized gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-capital. These reclassifications have no effect upon the net asset value of the respective Funds.

  (g) EXPENSES

 Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among various or all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Expenses specific to a class are charged to that class.

                                CONTINUED                     NATIONWIDE     23

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
(UNAUDITED)                              APRIL 30, 2001

      (h) CAPITAL SHARE TRANSACTIONS
     Transactions in capital shares of the Funds were as follows:

                                        Large Cap Growth                  Large Cap Value                     Small Cap
                              Six Months Ended    Year Ended    Six Months Ended    Year Ended   Six Months Ended       Year Ended
                               April 30, 2001      October 31,   April 30, 2001     October 31,    April 30, 2001      October 31,
CAPITAL TRANSACTIONS:             (Unaudited)            2000        (Unaudited)          2000        (Unaudited)           2000
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
   Proceeds from shares issued   $ 20,697,513     $ 28,691,919    $  6,019,926     $ 22,508,527    $  5,347,590     $ 15,979,604
   Dividends reinvested             1,513,740          473,156         157,387          493,283       2,009,033          174,508
   Cost of shares redeemed        (10,981,992)     (24,037,150)     (8,434,736)     (20,520,516)     (5,665,745)     (15,606,611)
                                 ------------     ------------    ------------     ------------    ------------     ------------
                                   11,229,261        5,127,925      (2,257,423)       2,481,294       1,690,878          547,501
                                 ------------     ------------    ------------     ------------    ------------     ------------
CLASS B SHARES
   Proceeds from shares issued        546,159        2,646,612         165,731          418,274         160,996          594,953
   Dividends reinvested               114,797           21,263             812            4,257          67,048            2,311
   Cost of shares redeemed           (208,093)        (553,414)        (39,928)        (203,337)        (43,188)        (106,434)
                                 ------------     ------------    ------------     ------------    ------------     ------------
                                      452,863        2,114,461         126,615          219,194         184,856          490,830
                                 ------------     ------------    ------------     ------------    ------------     ------------
CLASS C SHARES
   Proceeds from shares issued          1,649(a)             -           3,887(a)             -           1,856(a)             -
                                 ------------     ------------    ------------     ------------    ------------     ------------
                                        1,649                -           3,887                -           1,856                -
                                 ------------     ------------    ------------     ------------    ------------     ------------
INSTITUTIONAL SERVICE SHARES
   Proceeds from shares issued      3,162,921        7,250,475       7,048,972        4,789,184       1,794,796        4,535,959
   Dividends reinvested               353,855           77,682          24,469           22,572         374,497           17,981
   Cost of shares redeemed         (1,913,065)      (1,997,365)     (3,554,262)      (4,093,788)     (2,113,169)      (2,480,294)
                                 ------------     ------------    ------------     ------------    ------------     ------------
                                    1,603,711        5,330,792       3,519,179          717,968          56,124        2,073,646
                                 ------------     ------------    ------------     ------------    ------------     ------------
 Change in net assets from
    capital transactions         $ 13,287,484     $ 12,573,178    $  1,392,258     $  3,418,456    $  1,933,714     $  3,111,977
                                 ============     ============    ============     ============    ============     ============
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                              Six Months Ended     Year Ended   Six Months Ended    Year Ended   Six Months Ended      Year Ended
                               April 30, 2001      October 31,   April 30, 2001     October 31,   April 30, 2001      October 31,
SHARE TRANSACTIONS:                (Unaudited)            2000       (Unaudited)          2000       (Unaudited)            2000
-----------------------------------------------------------------------------------------------------------------------------------

CLASS A SHARES
   Issued                           1,904,496        1,903,169         544,546        2,315,254         459,018        1,225,221
   Reinvested                         127,529           32,119          14,495           49,967         173,052           14,877
   Redeemed                          (993,654)      (1,567,278)       (758,787)      (2,069,626)       (471,130)      (1,190,017)
                                 ------------     ------------    ------------     ------------    ------------     ------------
                                    1,038,371          368,010        (199,746)         295,595         160,940           50,081
                                 ------------     ------------    ------------     ------------    ------------     ------------
CLASS B SHARES
   Issued                              50,585          175,668          14,978           42,263          13,473           46,073
   Reinvested                           9,842            1,455              75              431           5,830              197
   Redeemed                           (19,405)         (36,405)         (3,553)         (20,211)         (3,687)          (8,058)
                                 ------------     ------------    ------------     ------------    ------------     ------------
                                       41,022          140,718          11,500           22,483          15,616           38,212
                                 ------------     ------------    ------------     ------------    ------------     ------------
CLASS C SHARES
   Issued                                 182(a)             -             352(a)             -             170(a)             -
                                 ------------     ------------    ------------     ------------    ------------     ------------
                                          182                -             352                -             170                -
                                 ------------     ------------    ------------     ------------    ------------     ------------
INSTITUTIONAL SERVICE SHARES
   Issued                             278,816          474,236         626,440          480,875         149,636          342,652
   Reinvested                          29,686            5,265           2,257            2,276          32,173            1,531
   Redeemed                          (180,151)        (130,102)       (316,952)        (406,288)       (183,314)        (182,597)
                                 ------------     ------------    ------------     ------------    ------------     ------------
                                      128,351          349,399         311,745           76,863          (1,505)         161,586
                                 ------------     ------------    ------------     ------------    ------------     ------------
 Total change in shares             1,207,926          858,127         123,851          394,941         175,221          249,879
                                 ============     ============    ============     ============    ============     ============
-----------------------------------------------------------------------------------------------------------------------------------


(a) FOR THE PERIOD FROM MARCH 1, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH APRIL 30, 2001.


                                   CONTINUED

24  NATIONWIDE

NOTES TO FINANCIAL STATEMENTS CONTINUED                              [PHOTO]
--------------------------------------------------------------------------------
(UNAUDITED)                              APRIL 30, 2001

     3. TRANSACTIONS WITH AFFILIATES

     Under the terms of the Investment Advisory Agreement, Villanova Mutual Fund Capital Trust ("VMF") manages the investment of the assets and supervises the daily business affairs of the Funds. VMF also provides investment management evaluation services in initially selecting and monitoring on an ongoing basis the performance of the subadvisers. The subadvisers manage the applicable Fund's investments and have the responsibility for making all investment decisions for the applicable Funds. Under the terms of the Investment Advisory Agreement, each Fund pays VMF an investment advisory fee based on each Fund's average daily net assets. From such fees, pursuant to the subadvisory agreements, VMF pays fees to the applicable subadviser.

     Additional information regarding investment advisory fees for VMF and the subadvisory fees is as follows for the period ended April 30, 2001:


           FUND                                                                     FEE     TOTAL       FEES       PAID TO
           (SUBADVISER)                                                         SCHEDULE    FEES    RETAINED    SUBADVISER
     ----------------------------------------------------------------------------------------------------------------------
     Large Cap Growth                                                 Up to $150 million    0.80%      0.40%         0.40%
       (Goldman Sachs Asset Management)                             $150 million or more    0.70%      0.40%         0.30%
     ----------------------------------------------------------------------------------------------------------------------
     Large Cap Value                                                  Up to $100 million    0.75%      0.40%         0.35%
       (Brinson Partners, Inc. prior to March 1, 2001)              $100 million or more    0.70%      0.40%         0.30%
       (NorthPointe Capital, LLC after March 1, 2001)(*)
     ----------------------------------------------------------------------------------------------------------------------
     Small Cap                                                        Up to $100 million    0.95%      0.40%         0.55%
       (INVESCO, Inc.)                                              $100 million or more    0.80%      0.40%         0.40%
     ----------------------------------------------------------------------------------------------------------------------

      (*) Affiliate of VMF.

     VMF has entered into an Expense Limitation Agreement with the Trust on behalf of the Funds. Pursuant to the Expense Limitation Agreement, VMF has agreed to waive fees or otherwise reimburse expenses of each Fund in order to limit annual Fund operating expenses at or below stated expense caps. The following table illustrates the stated expense caps for each class of shares for the period ended April 30, 2001:

                                                                     EXPENSE CAPS
                                   ----------------------------------------------------------------------------------
                                                                                                        INSTITUTIONAL
                                   CLASS A SHARES         CLASS B SHARES         CLASS C SHARES         SERVICE CLASS

              Large Cap Growth           1.20%                  1.95%                  1.95%                1.05%
              Large Cap Value            1.15%                  1.90%                  1.90%                1.00%
              Small Cap                  1.35%                  2.10%                  2.10%                1.20%

     VMF may request and receive reimbursement from a Fund of the advisory fees waived or limited and other expenses reimbursed by VMF pursuant to the Expense Limitation Agreement at a later date not to exceed five fiscal years from commencement of operations if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund's assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by VMF is not permitted. As of the period ended April 30, 2001, the cumulative reimbursements were $587,882, $399,213, and $435,079 for the Large Cap Growth, Large Cap Value and Small Cap Funds, respectively.

     Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Advisory Services, Inc. ("NAS"), the Funds' Distributor, is compensated by the Funds for expenses associated with the distribution of Class A, Class B and Class C shares of the Funds. These fees are based on average daily net assets of the respective class of the Funds at an annual rate not to exceed 0.25% for Class A shares and 1.00% for Class B and Class C shares. As disclosed in a Subsequent Event footnote in the Annual Report dated October 31, 2000, the Board of Trustees approved a change in the principal underwriter of the Trust from NAS of Villanova Distribution Services,Inc. As of April 30, 2001 the change in underwriter has not occurred.

     Pursuant to an Underwriting Agreement, NAS serves as principal underwriter of the Funds in the continuous distribution of their shares and receives commissions in the form of a front-end sales charge on the Class A and Class C shares. Such fees are deducted from and are not included in proceeds from sales of Class A and Class C shares. From such fees, NAS pays sales commissions, salaries, and other expenses in connection with generating new sales of Class A and Class C shares of the Funds. NAS also receives fees for services as principal underwriter for Class B shares of the Funds. Such fees are contingent deferred sales charges (CDSCs) ranging from 1% to 5% imposed on redemptions of Class B shares which may cause the current value of a shareholder's account to fall below the total purchase payments. The CDSC, if applicable, will be imposed on

                                    CONTINUED
                                                                   NATIONWIDE 25

NOTES TO FINANCIAL STATEMENTS CONTINUED
(UNAUDITED)                              APRIL 30, 2001

     redemptions made within 6 years of the purchase. In addition, Class C shares also have a CDSC of 1% imposed on redemptions of Class C shares made within 1 year of purchase. For the six months ended April 30, 2001, NAS received commissions of $58,839 from front-end sales charges of Class A and Class C shares and from CDSC fees from Class B and Class C shares of the Funds, of which $16,289 was reallowed to affiliated broker dealers of the Funds.

     Under the terms of a Fund Administration Agreement, Villanova SA Capital Trust ("VSA") receives fees from the Funds for providing various administrative and accounting services. These fees are calculated daily based on the Funds' average daily net assets and paid monthly. During the period ended April 30, 2001, the Funds incurred fund administration fees according to the following schedule:

                             FUND ADMINISTRATION FEE SCHEDULE(*)
                            -------------------------------------

                                  Up to $250 million        0.10%
                            On the next $750 million        0.06%
                              On $1 billion and more        0.04%

     (*) The Fund Administration fee is subject to a minimum of $75,000 per Fund per year.

     VSA has entered into an agreement with BISYS Fund Services Ohio, Inc. to provide subadministration services to the Funds.

     Nationwide Investors Services, Inc. ("NISI"), a subsidiary of VSA, serves as Transfer and Dividend Disbursing Agent for the Funds. For these services, NISI received fees at $20 per account for Class A, Class B and Class C shares and 0.01% of the average daily net assets of the Institutional Service Class shares.

     NISI has entered into agreements with BISYS Fund Services Ohio, Inc., to provide sub-transfer agency services to the Funds.

     Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers including Nationwide Financial Services (NFS), and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging bank wires, performing shareholder sub-accounting, answering inquires regarding the Fund, and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of the Class A and Institutional Service Class of shares.

     4. BANK LOANS

     NMF currently has an unsecured bank line of credit of $50,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. These interest costs are included in custodian fees in the Statements of Operations. No compensating balances are required under the terms of the line of credit. The Large Cap Value and Small Cap Funds had outstanding borrowings as of April 30, 2001 at an interest rate of 5.01% for each Fund.

     5. INVESTMENT TRANSACTIONS

     Purchases and sales of securities (excluding short-term securities) for the period ended April 30, 2001, are summarized as follows:

      FUND                                         PURCHASES           SALES
      --------------------------------------------------------------------------
      Large Cap Growth                            $33,890,561       $19,126,864
      Large Cap Value                              34,020,273        31,527,257
      Small Cap                                    13,103,991        12,406,514
      --------------------------------------------------------------------------

     6. SUBSEQUENT EVENT

     Effective June 18, 2001, the Small Cap Fund will assess a 1.50% redemption/exchange fee on Class A, Class B and Class C shares that are purchased after June 18, 2001, and are sold within 90 days of purchase.

26  NATIONWIDE

SHAREHOLDER MEETING                                                [PHOTO]
--------------------------------------------------------------------------------
(UNAUDITED)

     On February 22, 2001, a Special Meeting of Shareholders of the Nationwide Large Cap Value Fund was held. The matter considered at the meeting, together with the actual vote tabulation relating to such matter is as follows:

     To approve an amendment of the Trust's subadvisory agreement with NorthPointe Capital LLC, so that NorthPointe Capital LLC will replace Brinson Partners, Inc. as the Fund's subadviser.

     FUND                                      FOR        AGAINST    ABSTAIN
     ---------------------------------------------------------------------------
     Nationwide Large Cap Value Fund         2,854,513     5,529     17,032

                                                                  NATIONWIDE  27

NOTES
--------------------------------------------------------------------------------














28 NATIONWIDE

OFFICERS                                        TRUSTEES
Joseph J. Gasper - Chairman                     Joseph J. Gasper
Kevin S. Crossett - Secretary                   Chairman
Elizabeth A. Davin - Assistant Secretary        Columbus, Ohio
Alaina V. Metz - Assistant Secretary
Michael A. Krulikowski - Assistant Secretary    Charles E. Allen
Zita A. Resurreccion - Assistant Secretary      Detroit, Michigan
Dina A. Tantra - Assistant Secretary
Gerald J. Holland - Treasurer                   Paula H.J. Cholmondeley
William J. Baltrus - Assistant Treasurer        Boston, Massachusetts
Laurice A. Frysinger - Assistant Treasurer
Bryan C. Haft - Assistant Treasurer             C. Brent DeVore
Edwin P. McCausland - Assistant Treasurer       Westerville, Ohio
Mark R. Thresher - Assistant Treasurer
                                                Robert M. Duncan
INVESTMENT ADVISOR                              Columbus, Ohio
Villanova Mutual Fund Capital Trust
1200 River Road                                 Barbara Hennigar
Conshohocken, Pennsylvania 19428                Aurora, Colorado

TRANSFER AGENT                                  Paul J. Hondros
Nationwide Investor Services, Inc.              Conshohocken, Pennsylvania
P.O. Box 1492
Columbus, Ohio 43216-1492                       Thomas J. Kerr, IV
                                                Westerville, Ohio
CUSTODIAN
The Fifth Third Bank                            Douglas F. Kridler
38 Fountain Square Plaza                        Columbus, Ohio
Cincinnati, Ohio 45263-0001
                                                Arden L. Shisler
LEGAL COUNSEL                                   Dalton, Ohio
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square                        David C. Wetmore
Philadelphia, Pennsylvania 19103                Reston, Virginia

INDEPENDENT AUDITOR
KPMG LLP
Two Nationwide Plaza
Columbus, Ohio 43215-2537                                           [PHOTO] 2001

DISTRIBUTOR                                     A Foundation of Strong
Nationwide Advisory Services, Inc.              Principles
P.O. Box 1492                                   We built Villanova Capital on
Columbus, Ohio 43216-1492                       four core values:

                                                - CLIENT FOCUS. As the stewards
                                                of our clients' assets, we must
                                                deliver on our promise to manage
                                                their assets in a manner
                                                consistent with their
                                                objectives. Thus, a growth
                                                portfolio must concentrate on
                                                growth only, just as a value or
                                                core portfolio must adhere
                                                strictly to its mandate.

                                                - PEOPLE. We must attract and
                                                retain talented and committed
                                                professionals, and we must
                                                provide them with the best
                                                research and technology tools
                                                available to do their jobs well.

This report is for the information of           - PERFORMANCE. We must strive to
shareholders of the Nationwide Family of        produce competitive risk-
Funds. For more complete information            adjusted results for our
regarding any of the mutual funds within        investors and work to ensure
the Nationwide Family of Funds, including       that our funds follow
all sales charges and expenses, please          consistent, well-articulated and
ask your representative for a prospectus.       repeatable investment processes.
Please read it carefully before you invest
or send any money.                              - INTEGRITY. We must uphold our
                                                pledge to maintain the highest
Nationwide is a registered Federal Service      level of integrity in all
mark of the Nationwide Mutual Insurance         aspects of our business.
Company.

A HEADQUARTERS RICH IN HISTORY, RENOVATED FOR THE 21ST CENTURY

   Photographs of Villanova Capital's Pennsylvania headquarters are found throughout this report.

   Villanova Capital is based in historic River Park, some 15 miles west of central Philadelphia, on the banks of the Schuylkill River.

   We occupy three buildings in River Park, which, as recently as ten years ago, was the site of a working paper mill. The site's original mill was built in 1746 with financial assistance from Benjamin Franklin, who used paper from the mill to print currency for the 13 colonies during the American Revolution.

   We worked closely with the property's developer to create a financial services center for the new millennium, while protecting the masonry and beams of the two-centuries-old buildings.

General Account Service and Exchanges:
1-800-848-0920

Fund Information
24 Hours a Day, 7 Days a Week:
1-800-637-0012

www.nationwidefunds.com


                                    [PHOTO]

NATIONWIDE(R) FAMILY OF FUNDS -- offered by Villanova Capital through Nationwide Advisory Services


                                                               PRSRT STD
[NATIONWIDE(R)                                                U.S. POSTAGE
FAMILY OF FUNDS LOGO]                                             PAID
                                                             CLEVELAND, OH
P.O. Box 1492                                               PERMIT NO. 1702
Columbus, Ohio  43216-1492

April 2001
Semi-Annual Report

HS-1280-6/01